UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 23373

NORTH SQUARE INVESTMENTS TRUST
(Exact name of Registrant as specified in charter)

200 West Madison Street, Suite 2610
Chicago IL  60606
(Address of principal executive offices) (Zip code)

Alan E. Molotsky, Esq.
North Square Investments Trust
200 West Madison Street, Suite 2610
Chicago IL  60606
(Name and address of agent for service)

(312) 857-2160
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2023

Date of reporting period:  June 1, 2022 – November 30, 2022

Item 1. Reports to Stockholders.

(a)
SEMI-ANNUAL REPORT

NORTH SQUARE SPECTRUM ALPHA FUND
(FORMERLY, NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND)

NORTH SQUARE DYNAMIC SMALL CAP FUND

NORTH SQUARE ADVISORY RESEARCH SMALL CAP GROWTH FUND
(FORMERLY, NORTH SQUARE OAK RIDGE ALL CAP GROWTH FUND)

NORTH SQUARE MULTI STRATEGY FUND

NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND
(FORMERLY, NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND)

NORTH SQUARE TACTICAL GROWTH FUND

NORTH SQUARE TACTICAL DEFENSIVE FUND

NORTH SQUARE TRILOGY ALTERNATIVE RETURN FUND

NOVEMBER 30, 2022

North Square Investments | www.northsquareinvest.com

North Square Funds

Table of Contents

Fund Performance	1
Schedules of Investments	9
Statements of Assets and Liabilities	40
Statements of Operations	44
Statements of Changes in Net Assets	46
Financial Highlights	52
Notes to Financial Statements	68
Supplemental Information	83
Expense Examples	88

This report and the financial statements contained herein are provided for the general information of the shareholders of the North Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.northsquareinvest.com

North Square Spectrum Alpha Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	1.11%	-21.58%	5.39%	7.89%	9.16%	01/03/94
Class I2	1.24%	-21.38%	5.65%	8.22%	9.21%	12/29/09
After deducting maximum sales charge
Class A1	-4.70%	-26.09%	4.15%	7.26%	8.93%	01/03/94
Russell 2000 Index	1.21%	-14.20%	4.09%	8.66%	7.14%	01/03/94
Russell 2000 Total Return Index[3]	1.98%	-13.01%	5.45%	10.13%	8.59%	01/03/94

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.
[3]
Effective January 11, 2022, the Russell 2000 Index has replaced the Russell 2000 Total Return Index as the Fund’s primary benchmark as the Russell 2000 Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The Russell 2000 Index and Russell 2000 Total Return Index measure the performance of the small cap segment of the U.S. equity universe. Total Return Indices include reinvestment of all dividends and capital gains.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to become a “fund of funds” that invests primarily in affiliated mutual funds. Prior to January 11, 2022, the Fund invested primarily in equity securities of small capitalization companies. Effective January 11, 2022, the Fund’s sub-adviser also changed. Accordingly, the performance shown above for periods prior to January 11, 2022, is based on the Fund’s prior principal investment strategies, as implemented by the Fund’s previous sub-adviser, and may not be representative of the Fund’s performance under its current principal investment strategies. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for Class A shares were 1.20% and 1.60%, for Class I shares were 0.97% and 1.35%, which were the amounts stated in the current prospectus dated September 30, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets of the Fund’s Class A, and Class I shares, respectively. This agreement is in effect until September 30, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Dynamic Small Cap Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Class I	2.85%	-10.45%	8.04%	12.87%	12.89%	11/01/08
Russell 2000 Total Return Index	1.98%	-13.01%	5.45%	10.13%	10.83%	11/01/08

The Russell 2000 Total Return Index measures the performance of the small cap segment of the U.S. equity universe. Total Return Indices include reinvestment of all dividends and capital gains.

The Fund has adopted the historical performance of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented above for periods prior to the close of business on May 10, 2019 reflects the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially the same investment strategies. Prior to the reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for the Class I shares were 1.36% and 0.99%, respectively, which were stated in the current prospectus dated September 30, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses does not exceed 0.99% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Advisory Research Small Cap Growth Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	3 Year	5 Year	Inception	Date
Class I	-2.85%	-29.30%	5.77%	9.52%	10.54%	07/29/16
Russell 2000 Growth Total Return Index	4.64%	-20.96%	3.68%	4.91%	8.19%	07/29/16
Russell 3000 Growth Total Return Index[1]	-1.39%	-21.59%	11.26%	12.36%	14.30%	07/29/16

[1]
Effective January 11, 2022, the Russell 2000 Growth Index has replaced the Russell 3000 Growth Total Return Index as the Fund’s primary benchmark as the Russell 2000 Growth Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The Russell 2000 Growth Total Return Index measures the performance of the small-cap growth segment of the U.S. equity universe. The Russell 3000 Growth Total Return Index is a market capitalization weighted index and includes companies that display signs of above average growth. The index is used to provide a gauge of the performance of growth stocks in the U.S. Total Return Indices include reinvestment of all dividends and capital gains.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to invest, under normal circumstances, primarily in equity securities of small capitalization companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed. Accordingly, the performance shown above for periods prior to January 11, 2022, is based on the Fund’s prior principal investment strategies, as implemented by the Fund’s previous sub-adviser, and may not be representative of the Fund’s performance under its current principal investment strategies. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for the Class A shares were 1.61% and 1.19%, for Class I shares were 1.36% and 0.94%, respectively, which were stated in the current prospectus dated September 30, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses does not exceed 1.19% and 0.94% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees.  In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of the Fund shares.

North Square Multi Strategy Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	-0.04%	-9.52%	7.54%	10.38%	5.53%	03/01/99
Class I2	0.08%	-9.31%	8.04%	10.67%	7.50%	08/10/04
After deducting maximum sales charge
Class A1	-5.79%	-14.73%	6.27%	9.73%	5.27%	03/01/99
Russell 3000 Total Return Index	-0.33%	-10.80%	10.33%	12.95%	7.40%	03/01/99

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	Class I shares do not have any initial or contingent deferred sales charge.

The Russell 3000 Total Return Index measures the performance of the largest 3,000 U.S. companies. Total Return Indices include reinvestment of all dividends and capital gains.

The Fund has adopted the historical performance of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented above for periods prior to the close of business on May 10, 2019 reflects the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially identical investment strategies. Prior to the reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

The gross expense ratio for Class A shares was 1.61% and for Class I shares was 1.36%, which were the amounts stated in the current prospectus dated September 30, 2022. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.20% and 1.17% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Preferred and Income Securities Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	3 Year	5 Year	Inception	Date
Class I	-1.52%	-9.11%	8.28%	10.01%	11.03%	06/28/13
ICE BofAML Fixed Rate Preferred Securities Index	-2.90%	-11.18%	-1.12%	1.42%	3.99%	06/28/13
S&P 500 Total Return Index[1]	-0.40%	-9.21%	10.91%	10.98%	12.54%	06/28/13

[1]
Effective January 11, 2022, the ICE BofAML Fixed Rate Preferred Securities Index has replaced the S&P 500 Total Return Index as the Fund’s primary benchmark as the ICE BofAML Fixed Rate Preferred Securities Index is more closely aligned with the Fund’s principal investment strategies and portfolio holdings.

The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The S&P 500 Total Return Index measures the performance of primarily large cap U.S. stocks. Total Return Indices include reinvestment of all dividends and capital gains.

Effective January 11, 2022, the Fund made certain changes to its investment objective and principal investment strategies, including the modification of the strategies to invest in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed. Accordingly, the performance shown above for periods prior to January 11, 2022, is based on the Fund’s prior investment objective and principal investment strategies, as implemented by the Fund’s previous sub-adviser, and may not be representative of the Fund’s performance under its current principal investment strategies.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross and net expense ratios for the Class I shares were 1.27% and 0.97%, respectively, which were stated in the current prospectus dated September 30, 2022. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses does not exceed 0.97% of the average daily net assets of the Fund’s Class I shares. This agreement is in effect until September 30, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Tactical Growth Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	-0.73%	-8.73%	5.02%	N/A	6.43%	04/01/13
Class C2	-1.11%	-9.41%	4.24%	N/A	5.63%	04/01/13
Class I3	-0.61%	-8.50%	5.28%	7.52%	6.52%	05/03/04
After deducting maximum sales charge
Class A1	-6.44%	-13.98%	3.78%	N/A	5.78%	04/01/13
Class C2	-2.10%	-10.27%	4.24%	N/A	5.63%	04/01/13
Morningstar Moderately
Aggressive Target Risk Total Return Index	-2.22%	-9.91%	5.50%	7.78%	7.23%	05/03/04

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The Morningstar Moderately Aggressive Target Risk Total Return Index seeks approximately 80% exposure to global equity markets. The index does not incorporate Environmental, Social, or Governance (ESG) criteria. Total Return Indices include reinvestment of all dividends and capital gains.

The Fund has adopted the historical performance of the Stadion Tactical Growth Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented above for periods prior to the Reorganization reflects the performance of the Predecessor Fund. At the time of the Reorganization, the Fund and the Predecessor Fund had substantially similar investment strategies. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. The performance shown for Class A and Class C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and Class C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and Class C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross expense ratios for Class A, C and I shares were 1.75%, 2.51% and 1.51%, respectively, and net expense ratios for Class A, C, and I shares were 1.69%, 2.44% and 1.44%, respectively, which were the amounts stated in the current prospectus dated September 30, 2022. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.30% of the average daily net assets of the each class of the Fund. This agreement is in effect until September 30, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Tactical Defensive Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	0.08%	-4.24%	3.90%	5.40%	4.08%	09/15/06
Class C2	-0.31%	-4.96%	3.13%	4.59%	4.45%	10/01/09
Class I3	0.19%	-4.03%	4.12%	5.61%	5.36%	05/28/10
After deducting maximum sales charge
Class A1	-5.68%	-9.74%	2.68%	4.78%	3.71%	09/15/06
Class C2	-1.31%	-5.92%	3.13%	4.59%	4.45%	10/01/09
Morningstar Moderate Target Risk Index	-2.73%	-10.48%	4.41%	6.17%	5.80%	09/15/06

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The Morningstar Moderate Target Risk Index seeks approximately 60% exposure to global equity markets. The index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The Fund has adopted the historical performance of the Stadion Tactical Defensive Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented above for periods prior to the Reorganization reflects the performance of the Predecessor Fund. At the time of the Reorganization, the Fund and the Predecessor Fund had substantially similar investment strategies. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross expense ratios for Class A, C and I shares were 2.02%, 2.77% and 1.77%, respectively, which were the amounts stated in the current prospectus dated September 30, 2022. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.70% of the average daily net assets of the each class of the Fund. This agreement is in effect until September 30, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Trilogy Alternative Return Fund
FUND PERFORMANCE at November 30, 2022 (Unaudited)

		Average Annual
					Since	Inception
Total Returns as of November 30, 2022	6 Month	1 Year	5 Year	10 Year	Inception	Date
Before deducting maximum sales charge
Class A1	-3.73%	-8.88%	-0.59%	1.11%	1.36%	04/02/12
Class C2	-4.09%	-9.57%	-1.31%	0.36%	0.60%	04/02/12
Class I3	-3.63%	-8.66%	-0.32%	1.35%	1.60%	04/02/12
After deducting maximum sales charge
Class A1	-9.27%	-14.12%	-1.76%	0.51%	0.79%	04/02/12
Class C2	-5.05%	-10.47%	-1.31%	0.36%	0.60%	04/02/12
HFRX Absolute Return Index	0.37%	1.31%	1.85%	2.04%	1.90%	04/02/12
Bloomberg U.S. Aggregate Bond Index	-4.06%	-12.84%	0.21%	1.09%	1.39%	04/02/12

[1]
Maximum sales charge for Class A shares is 5.75%. No initial sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

[2]	A CDSC of 1.00% will be charged on Class C Shares purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Class I shares do not have any initial or contingent deferred sales charge.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollardenominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.

The Fund has adopted the historical performance of the Stadion Trilogy Alternative Return Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented above for periods prior to the Reorganization reflects the performance of the Predecessor Fund. At the time of the Reorganization, the Fund and the Predecessor Fund had substantially similar investment strategies. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling 1-855-551-5521.

Gross expense ratios for Class A, C and I shares were 1.91%, 2.69% and 1.72%, respectively, and net expense ratios for Class A, C, and I were 1.68%, 2.43% and 1.43%, respectively, which were the amounts stated in the current prospectus dated September 30, 2022. Expense ratios reported for other periods in the Financial Highlights section of this report may differ. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under Rule 12b-1 Distribution Plan) do not exceed 1.38% of the average daily net assets of the each class of the Fund. This agreement is in effect until September 30, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The performance table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

North Square Spectrum Alpha Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUND (ETF) – 0.2%
2,200	iShares® Core S&P® Small-Cap ETF	$224,048
	TOTAL ETF
	(Cost $203,242)	224,048

	MUTUAL FUNDS – 97.4%
752,630	North Square Advisory Research Small Cap Growth Fund – Class I1	9,265,933
1,526,360	North Square Advisory Research Small Cap Value Fund – Class I1	16,276,344
5,233,557	North Square Dynamic Small Cap Fund – Class I1	59,679,296
	TOTAL MUTUAL FUNDS
	(Cost $97,672,998)	85,221,573

	SHORT-TERM INVESTMENT – 2.5%
2,151,902	First American Treasury Obligations Fund – Class X, 3.74%[2]	2,151,902
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,151,902)	2,151,902
	TOTAL INVESTMENTS – 100.1%
	(Cost $100,028,142)	87,597,523
	Liabilities in Excess of Other Assets – (0.1)%	(98,928)
	TOTAL NET ASSETS – 100.0%	$87,498,595

[1]	Affiliated Company. See Note 11.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
ETF	0.2%
Mutual Funds	97.4%
Short-Term Investment	2.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 92.4%

	COMMUNICATION SERVICES – 2.4%
	Diversified Telecommunication Services – 0.3%
1,530	IDT Corp. – Class B*	$42,763
11,060	Ooma, Inc.*	174,195
		216,958
	Entertainment – 1.1%
1,150	Madison Square Garden Sports Corp.	187,266
7,760	World Wrestling Entertainment, Inc. – Class A	619,869
		807,135
	Interactive Media & Services – 0.4%
17,210	ZipRecruiter, Inc. – Class A*	284,998

	Media – 0.1%
5,010	Gray Television, Inc.	58,617

	Wireless Telecommunication Services – 0.5%
25,980	Gogo Inc.*	407,626
	TOTAL COMMUNICATION SERVICES	1,775,334

	CONSUMER DISCRETIONARY – 9.9%
	Auto Components – 2.3%
4,490	Fox Factory Holding Corp.*	476,389
13,340	Modine Manufacturing Co.*	282,408
6,078	Patrick Industries, Inc.	339,942
9,280	XPEL, Inc.*	636,144
		1,734,883
	Diversified Consumer Services – 0.6%
12,200	2U, Inc.*	97,966
14,290	Coursera, Inc.*	199,202
170	Graham Holdings Co. – Class B	109,426
		406,594
	Hotels, Restaurants & Leisure – 3.1%
60,710	Playa Hotels & Resorts N.V.*[1]	373,366
6,260	SeaWorld Entertainment Inc.*	357,196
35,040	Target Hospitality Corp*	506,678
2,480	Travel + Leisure Co.	96,398
5,170	Wingstop, Inc.	855,687
3,830	Xponential Fitness, Inc. – Class A*	84,796
		2,274,121
	Household Durables – 1.3%
11,110	Green Brick Partners, Inc.*	268,640
1,310	M/I Homes, Inc.*	59,186
3,170	Skyline Champion Corp.*	164,808
22,270	Tri Pointe Homes, Inc.*	410,659
6,160	Vizio Holding Corp. – Class A*	63,386
		966,679
	Leisure Products – 0.6%
10,640	YETI Holdings, Inc.*	477,630

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	CONSUMER DISCRETIONARY (Continued)
	Multiline Retail – 0.0%
530	Ollie’s Bargain Outlet Holdings, Inc.*	$32,277

	Specialty Retail – 1.3%
14,320	The Aaron’s Company, Inc.	174,561
19,610	Chico’s FAS, Inc.*	115,110
6,330	Destination XL Group, Inc.*	42,158
15,100	Leslie’s Inc.*	220,460
1,270	Murphy USA, Inc.	375,679
		927,968
	Textiles, Apparel & Luxury Goods – 0.7%
4,770	Crocs, Inc.*	481,770
110	Deckers Outdoor Corp.*	43,877
		525,647
	TOTAL CONSUMER DISCRETIONARY	7,345,799

	CONSUMER STAPLES – 5.7%
	Beverages – 1.1%
950	The Boston Beer Company, Inc. – Class A	365,152
3,570	MGP Ingredients, Inc.	446,464
		811,616
	Food Products – 2.0%
4,280	Cal-Maine Foods, Inc.	249,438
3,490	John B Sanfilippo & Son, Inc.	295,568
6,470	Pilgrim’s Pride Corp.*	169,255
53,483	SunOpta Inc.*[1]	500,066
18,370	Vital Farms, Inc.*	262,140
		1,476,467
	Personal Products – 2.5%
9,150	BellRing Brands, Inc.*	227,926
12,310	e.l.f. Beauty, Inc.*	676,558
7,350	Inter Parfums, Inc.	700,381
1,910	Medifast, Inc.	240,756
		1,845,621
	Tobacco – 0.1%
4,700	Turning Point Brands, Inc.	103,494
	TOTAL CONSUMER STAPLES	4,237,198

	ENERGY – 6.8%
	Energy Equipment & Services – 2.4%
30,610	Liberty Energy Inc.*	505,983
27,880	ProPetro Holding Corp.*	306,123
26,360	RPC, Inc.	244,094
35,570	Select Energy Services, Inc. – Class A	291,318
20,840	Solaris Oilfield Infrastructure, Inc. – Class A	228,615
18,660	US Silica Holdings, Inc.*	244,259
		1,820,392

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	ENERGY (Continued)
	Oil, Gas & Consumable Fuels – 4.4%
1,580	Arch Resources, Inc.	$244,505
24,350	Ardmore Shipping Corp.*[1]	367,198
18,200	Comstock Resources, Inc.*	333,970
191,580	Gran Tierra Energy, Inc.*	227,980
920	International Seaways, Inc.[1]	39,633
10,550	Kosmos Energy Ltd.*	70,157
21,460	Par Pacific Holdings, Inc.*	502,808
9,540	PBF Energy Inc. – Class A	379,406
3,840	PDC Energy, Inc.	285,389
5,950	Scorpio Tankers Inc.[1]	303,569
11,220	Teekay Tankers Ltd. – Class A*[1]	378,563
21,732	W&T Offshore, Inc.*	149,299
		3,282,477
	TOTAL ENERGY	5,102,869

	FINANCIALS – 14.1%
	Banks – 8.2%
14,240	Amalgamated Financial Corp.	379,781
1,490	Atlantic Union Bankshares Corp.	53,148
6,430	The Bank of NT Butterfield & Son Ltd.[1]	223,764
9,520	Bank OZK	439,348
7,650	Cathay General Bancorp	355,495
1,820	Central Pacific Financial Corp.	38,566
810	Coastal Financial Corporation of Washington*	40,435
2,750	Columbia Banking System, Inc.	93,665
8,345	Customers Bancorp, Inc.*	269,293
11,020	East West Bancorp, Inc.	773,714
17,710	First BanCorp. – ADR[1]	272,380
4,340	First Commonwealth Financial Corp.	63,885
4,390	First Financial Bankshares, Inc.	162,210
15,858	Hanmi Financial Corp.	428,959
1,710	Lakeland Financial Corp.	135,022
7,210	Live Oak Bancshares, Inc.	240,454
6,070	Midland States Bancorp, Inc.	163,344
23,600	OFG Bancorp[1]	683,692
4,680	PCB Bancorp	87,142
4,490	Popular, Inc.[1]	327,860
3,780	TowneBank	122,094
1,330	Unity Bancorp, Inc.	37,918
2,120	Univest Financial Corp.	59,805
6,860	Washington Federal, Inc.	241,952
5,620	Western Alliance Bancorp	385,195
		6,079,121
	Capital Markets – 2.7%
91,980	BGC Partners, Inc. – Class A	396,434
11,770	Donnelley Financial Solutions, Inc.*	449,378
5,120	Interactive Brokers Group, Inc. – Class A	411,136

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	FINANCIALS (Continued)
	Capital Markets (Continued)
2,500	MarketAxess Holdings, Inc.	$669,800
1,080	StoneX Group Inc.*	109,588
		2,036,336
	Consumer Finance – 0.1%
7,140	LendingClub Corp.*	73,613

	Insurance – 3.0%
22,080	Ambac Financial Group, Inc.*	359,021
52,145	CNO Financial Group, Inc.	1,224,364
18,970	James River Group Holdings Ltd.[1]	455,659
3,140	Palomar Holdings, Inc.*	197,004
		2,236,048
	Thrifts & Mortgage Finance – 0.1%
1,190	Axos Financial, Inc.*	47,731
900	TrustCo Bank Corp NY	34,956
		82,687
	TOTAL FINANCIALS	10,507,805

	HEALTH CARE – 16.6%
	Biotechnology – 6.0%
22,550	ACADIA Pharmaceuticals Inc.*	351,329
20,680	Amicus Therapeutics, Inc.*	250,228
13,330	Alkermes – PLC*[1]	330,317
22,420	Chinook Therapeutics, Inc.*	507,813
21,480	Cogent Biosciences, Inc.*	270,219
1,470	Cytokinetics, Inc.*	62,475
20,730	Dyne Therapeutics, Inc.*	242,541
1,190	Enanta Pharmaceuticals, Inc.*	52,110
16,370	Gossamer Bio, Inc.*	140,127
30,870	Iovance Biotherapeutics, Inc.*	197,568
19,540	IVERIC bio, Inc.*	461,535
8,200	Karyopharm Therapeutics Inc.*	43,378
20,200	Kura Oncology, Inc.*	318,554
9,850	Merus N.V.*[1]	151,198
7,590	Protagonist Therapeutics Inc.*	60,037
14,810	Revolution Medicines, Inc.*	349,368
2,900	Sarepta Therapeutics, Inc.*	356,149
12,490	Syndax Pharmaceuticals, Inc.*	299,260
		4,444,206
	Health Care Equipment & Supplies – 2.3%
11,040	Lantheus Holdings, Inc.*	685,363
3,310	Merit Medical Systems, Inc.*	238,320
8,730	OraSure Technologies, Inc.*	43,999
630	Shockwave Medical, Inc.*	159,768
5,300	STAAR Surgical Co.*	302,683
2,609	Tandem Diabetes Care, Inc.*	109,709
13,190	Zynex Inc.	180,967
		1,720,809

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	HEALTH CARE (Continued)
	Health Care Providers & Services – 3.7%
9,530	Alignment Healthcare, Inc.*	$126,749
6,800	AMN Healthcare Services, Inc.*	841,160
3,377	CorVel Corp.*	516,579
9,340	Cross Country Healthcare, Inc.*	334,185
20,690	Progyny, Inc.*	757,875
6,880	Privia Health Group, Inc.*	164,638
		2,741,186
	Health Care Technology – 0.1%
3,920	Phreesia, Inc.*	109,054

	Life Sciences Tools & Services – 3.7%
30,620	AbCellera Biologics Inc.*[1]	394,080
24,550	Adaptive Biotechnologies Corp.*	215,549
5,560	BioLife Solutions, Inc.*	117,705
10,710	Bruker Corp.	721,961
27,017	Codexis, Inc.*	147,783
4,852	Medpace Holdings, Inc.*	1,018,386
12,320	Quanterix Corp.*	163,856
		2,779,320
	Pharmaceuticals – 0.8%
16,410	Corcept Therapeutics Inc.*	414,845
42,430	Nektar Therapeutics*	118,804
4,790	Phibro Animal Health Corp. – Class A	58,965
		592,614
	TOTAL HEALTH CARE	12,387,189

	INDUSTRIALS – 15.3%
	Aerospace & Defense – 1.2%
15,000	BWX Technologies, Inc.	913,350

	Airlines – 0.1%
3,655	Spirit Airlines, Inc.*	79,350

	Building Products – 1.1%
5,500	Insteel Industries, Inc.	162,195
680	Lennox International Inc.	177,093
5,800	UFP Industries, Inc.	474,788
		814,076
	Commercial Services & Supplies – 0.2%
16,690	CECO Environmental Corp.*	202,283

	Commercial Services & Supplies – 0.7%
66,950	Harsco Corp.*	500,786

	Construction & Engineering – 0.5%
3,660	Ameresco Inc. – Class A*	239,803
6,160	Primoris Services Corp.	131,516
		371,319

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS (Continued)
	Electrical Equipment – 3.3%
10,380	Atkore Inc.*	$1,267,917
5,500	Encore Wire Corp.	803,605
22,250	GrafTech International Ltd.	120,150
11,180	SunPower Corp.*	271,115
		2,462,787
	Marine – 0.2%
2,150	Matson Inc.	137,084

	Professional Services – 2.0%
3,059	Kforce Inc.	180,695
5,210	ManpowerGroup Inc.	455,979
11,120	Robert Half International, Inc.	876,034
		1,512,708
	Road & Rail – 0.1%
1,430	Universal Logistics Holdings, Inc.	54,297

	Trading Companies & Distributors – 5.9%
5,020	Applied Industrial Technologies, Inc.	665,100
4,285	BlueLinx*	297,379
4,960	Boise Cascade Co.	367,238
6,920	GMS Inc.*	339,772
46,294	MRC Global Inc.*	544,417
8,080	NOW Inc.*	100,838
10,500	Rush Enterprises, Inc. – Class A	541,065
3,070	Textainer Group Holdings Ltd.[1]	93,574
29,060	Univar Solutions Inc.*	962,758
3,481	Veritiv Corp.	468,334
		4,380,475
	TOTAL INDUSTRIALS	11,428,515

	INFORMATION TECHNOLOGY – 15.9%
	Communications Equipment – 0.5%
5,389	Calix, Inc.*	384,236

	Electronic Equipment, Instruments & Components – 2.3%
4,550	Avnet, Inc.	205,523
8,350	Fabrinet*[1]	1,113,974
13,020	ScanSource, Inc.*	388,777
		1,708,274
	IT Services – 0.7%
7,730	Repay Holdings Corp.*	68,488
18,320	Squarespace, Inc. – Class A*	375,377
5,220	StoneCo Ltd. – Class A*[1]	60,969
		504,834
	Semiconductors & Semiconductor Equipment – 2.0%
33,830	Allegro MicroSystems, Inc.*	1,053,466
8,570	Camtek Ltd.*[1]	209,022
730	Impinj, Inc.*	93,112

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
2,500	Photronics, Inc.*	$47,000
1,840	Semtech Corp.*	56,562
		1,459,162
	Software – 7.7%
51,360	A10 Networks Inc.	960,945
5,470	Agilysys, Inc.*	363,208
6,670	American Software, Inc. – Class A	98,783
12,860	Box, Inc. – Class A*	353,007
2,058	CommVault Systems, Inc.*	135,828
39,580	Dropbox, Inc. – Class A*	932,505
4,430	JFrog Ltd.*[1]	97,371
14,110	LiveRamp Holdings, Inc.*	309,855
7,770	Manhattan Associates, Inc.*	978,554
410	Qualys, Inc.*	50,561
16,680	Rimini Street, Inc.*	70,056
36,210	Sprinklr, Inc. – Class A*	310,682
24,830	Sumo Logic Inc.*	188,708
24,070	Tenable Holdings, Inc.*	918,993
		5,769,056
	Technology Hardware, Storage & Peripherals – 2.7%
22,170	Avid Technology, Inc.*	622,534
15,570	Super Micro Computer, Inc.*	1,404,881
		2,027,415
	TOTAL INFORMATION TECHNOLOGY	11,852,977

	MATERIALS – 3.8%
	Chemicals – 2.0%
8,890	Livent Corp.*	248,831
24,490	LSB Industries, Inc.*	377,881
23,480	Orion Engineered Carbons S.A.[1]	440,954
3,520	Stepan Co.	392,727
		1,460,393
	Containers & Packaging – 0.5%
12,510	Graphic Packaging Holding Co.	287,480
11,040	Pactiv Evergreen, Inc.	128,505
		415,985
	Metals & Mining – 0.9%
24,150	Coeur Mining, Inc.*	84,525
26,590	Constellium Se*[1]	331,045
7,680	Warrior Met Coal, Inc.	282,778
		698,348
	Paper & Forest Products – 0.4%
6,760	Clearwater Paper Corp.*	263,843
	TOTAL MATERIALS	2,838,569

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	REAL ESTATE – 0.2%
	Real Estate Management & Development – 0.2%
3,640	Marcus & Millichap, Inc.	$135,554
	TOTAL REAL ESTATE	135,554

	UTILITIES – 1.7%
	Independent Power and Renewable Electricity Producers – 1.7%
3,700	Atlantica Sustainable Infrastructure Plc[1]	103,230
9,130	Sunnova Energy International Inc.*	208,438
39,130	Vistra Corp.	952,033
	TOTAL UTILITIES	1,263,701
	TOTAL COMMON STOCKS
	(Cost $64,304,428)	68,875,510

	REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.8%
9,630	AssetMark Financial Holdings, Inc.*	239,402
23,960	The GEO Group, Inc.*	283,207
7,040	CoreCivic, Inc.*	93,492
7,300	Essential Properties Realty Trust, Inc.	169,433
34,544	Hersha Hospitality Trust – Class A	332,659
3,700	NexPoint Residential Trust, Inc.	177,933
26,830	OUTFRONT Media Inc.	490,720
24,810	Park Hotels & Resorts Inc.	318,312
33,490	RLJ Lodging Trust	405,899
5,790	Ryman Hospitality Properties, Inc.	529,959
21,006	Braemar Hotels & Resorts Inc.	77,512
20,590	Chatham Lodging Trust*	275,288
23,870	DiamondRock Hospitality Co.	224,617
88,340	Service Properties Trust	693,469
	TOTAL REITs
	(Cost $4,328,617)	4,311,902

	SHORT-TERM INVESTMENT – 0.5%
354,567	First American Treasury Obligations Fund – Class X, 3.74%[2]	354,567
	TOTAL SHORT-TERM INVESTMENT
	(Cost $354,567)	354,567
	TOTAL INVESTMENTS – 98.7%
	(Cost $68,987,612)	73,541,979
	Other Assets in Excess of Liabilities – 1.3%	959,274
	TOTAL NET ASSETS – 100.0%	$74,501,253

PLC – Public Limited Company
*	Non-Income producing security
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Health Care	16.6%
Information Technology	15.9%
Industrials	15.3%
Financials	14.1%
Consumer Discretionary	9.9%
Energy	6.8%
Consumer Staples	5.7%
Materials	3.8%
Communication Services	2.4%
Utilities	1.7%
Real Estate	0.2%
Total Common Stocks	92.4%
REITs	5.8%
Short-Term Investment	0.5%
Total Investments	98.7%
Other Assets in Excess of Liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 99.3%

	BASIC MATERIALS – 2.5%
	Metal Fabricating – 1.3%
2,085	Mueller Industries, Inc.	$143,385
	Specialty Chemicals – 1.2%
4,918	Livent Corp.*	137,655
	TOTAL BASIC MATERIALS	281,040

	CONSUMER DISCRETIONARY – 13.8%
	Apparel Retailers – 1.5%
2,489	Boot Barn Holdings, Inc.*	167,634

	Auto Parts – 2.2%
536	Gentherm Inc.*	38,372
1,388	Visteon Corp.*	203,759
		242,131
	Clothing and Accessories – 1.5%
9,978	Warby Parker, Inc. – Class A*	169,925

	Diversified Retailers – 0.4%
962	Academy Sports & Outdoors, Inc.	48,562

	Footwear – 1.1%
6,295	On Holding AG – Class A*[1]	122,249

	Home Construction – 0.4%
816	Skyline Champion Corp.*	42,424

	Restaurants and Bars – 6.7%
16,507	Arcos Dorados Holdings, Inc. – Class A1	123,637
3,471	Kura Sushi USA, Inc. – Class A*	228,045
9,616	Portillo’s Inc. – Class A*	194,147
5,462	Sweetgreen, Inc. – Class A*	78,270
1,166	Texas Roadhouse, Inc.	115,807
		739,906
	TOTAL CONSUMER DISCRETIONARY	1,532,831

	CONSUMER STAPLES – 0.7%
	Food Products – 0.7%
8,371	SunOpta Inc.*[1]	78,269
	TOTAL CONSUMER STAPLES	78,269

	ENERGY – 4.9%
	Offshore Drilling and Other Services – 0.7%
2,017	Noble Corp.*[1]	74,891

	Oil: Crude Producers – 4.2%
3,725	Denbury Inc.*	334,356
1,982	Matador Resources Co.	131,526
		465,882
	TOTAL ENERGY	540,773

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	FINANCIALS – 6.1%
	Asset Managers and Custodians – 4.7%
3,357	AssetMark Financial Holdings, Inc.*	$83,455
9,130	Blucora, Inc.*	228,706
1,984	PJT Partners, Inc. – Class A	152,788
2,053	Victory Capital Holdings, Inc. – Class A	59,537
		524,486
	Diversified Financial Services – 1.4%
14,090	NuScale Power Corp.*	153,581
	TOTAL FINANCIALS	678,067

	HEALTH CARE – 29.6%
	Biotechnology – 10.3%
9,492	AbCellera Biologics Inc.*[1]	122,162
4,109	Chinook Therapeutics, Inc.*	93,069
1,249	Cytokinetics, Inc.*	53,082
4,245	Halozyme Therapeutics, Inc.*	243,069
2,662	Immunocore Holdings PLC – ADR*[1]	167,200
1,509	Krystal Biotech, Inc.*	117,310
1,442	Prometheus Biosciences, Inc.*	59,281
895	Prothena Corp PLC*[1]	55,946
6,280	Recursion Pharmaceuticals, Inc. – Class A*	59,032
2,498	Ventyx Biosciences, Inc.*	72,417
3,392	Xencor, Inc.*	100,810
		1,143,378
	Health Care Management Services – 1.1%
3,863	Option Care Health, Inc.*	116,315

	Health Care Services – 4.6%
11,595	Evolent Health, Inc. – Class A*	333,820
7,432	Privia Health Group, Inc.*	177,848
		511,668
	Medical Equipment – 12.4%
1,010	Akoya Biosciences, Inc.*	13,110
2,795	Axonics, Inc.*	191,402
5,418	Cytek Biosciences, Inc.*	69,838
8,100	InMode Ltd.*[1]	310,959
2,326	Lantheus Holdings, Inc.*	144,398
2,298	Olink Holding AB – ADR*[1]	54,761
581	Shockwave Medical, Inc.*	147,342
3,945	STAAR Surgical Co.*	225,299
2,034	TransMedics Group, Inc.*	125,844
4,090	Treace Medical Concepts, Inc.*	94,683
		1,377,636
	Pharmaceuticals – 1.2%
3,581	Xenon Pharmaceuticals Inc.*[1]	132,067
	TOTAL HEALTH CARE	3,281,064

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INDUSTRIALS – 21.6%
	Aerospace – 1.9%
5,706	Allegheny Technologies, Inc.*	$174,090
10,129	Rocket Lab USA, Inc.*	42,441
		216,531
	Building Materials: Other – 1.4%
5,460	Tecnoglass, Inc.[1]	158,340

	Commercial Vehicle-Equipment Leasing – 0.3%
5,651	Custom Truck One Source, Inc.*	38,653

	Containers & Packaging – 1.0%
371	Greif, Inc. – Class A	26,085
5,289	O-I Glass, Inc.*	86,792
		112,877
	Electrical Components – 1.0%
773	Encore Wire Corp.	112,943

	Electronic Equipment: Control and Filter – 1.4%
4,570	Energy Recovery, Inc.*	105,933
2,021	Napco Security Technologies, Inc.*	53,314
		159,247
	Engineering and Contracting Services – 2.8%
9,109	Fluor Corp.*	306,154

	Machinery: Agricultural – 1.4%
10,555	Titan International Inc.*	151,253

	Machinery: Specialty – 2.9%
2,589	Albany International Corp. – Class A	262,447
26,971	Velo3D, Inc.*	54,751
		317,198
	Professional Business Support Services – 7.0%
6,430	Donnelley Financial Solutions, Inc.*	245,497
4,956	Franklin Covey Co.*	257,514
2,866	Huron Consulting Group Inc.*	223,147
600	WNS Holdings Ltd. – ADR*[1]	50,592
		776,750
	Transaction Processing Services – 0.5%
9,336	Payoneer Global Inc.*	50,414
	TOTAL INDUSTRIALS	2,400,360

	TECHNOLOGY – 17.3%
	Computer Services – 2.2%
3,780	KBR, Inc.	195,312
630	Workiva Inc.*	50,753
		246,065
	Consumer Digital Services – 4.1%
10,776	Xometry, Inc. – Class A*	455,071

	Production Technology Equipment – 5.6%
4,864	Impinj, Inc.*	620,403

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	TECHNOLOGY (Continued)
	Semiconductors – 0.5%
3,472	Credo Technology Group Holding Ltd.*[1]	$48,365

	Software – 4.9%
4,353	Alkami Technology, Inc.*	54,717
8,937	Box, Inc. – Class A*	245,320
9,556	Samsara, Inc. – Class A*	91,069
2,251	Sportradar Group AG – Class A*[1]	25,819
1,710	Sprout Social, Inc. – Class A*	101,403
3,068	Zeta Global Holdings Corp. – Class A*	25,710
		544,038
	TOTAL TECHNOLOGY	1,913,942

	TELECOMMUNICATIONS – 2.8%
	Telecommunication Equipment – 2.8%
5,291	Digi International, Inc.*	224,709
5,839	Harmonic Inc.*	89,570
	TOTAL TELECOMMUNICATIONS	314,279
	TOTAL COMMON STOCKS
	(Cost $9,891,993)	11,020,625

	SHORT-TERM INVESTMENT – 0.9%
99,130	First American Treasury Obligations Fund – Class X, 3.74%[2]	99,130
	TOTAL SHORT-TERM INVESTMENT
	(Cost $99,130)	99,130
	TOTAL INVESTMENTS – 100.2%
	(Cost $9,991,123)	11,119,755
	Liabilities in Excess of Other Assets – (0.2)%	(22,393)
	TOTAL NET ASSETS – 100.0%	$11,097,362

ADR – American Depositary Receipt
PLC – Public Limited Company
*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Health Care	29.6%
Industrials	21.6%
Technology	17.3%
Consumer Discretionary	13.8%
Financials	6.1%
Energy	4.9%
Telecommunications	2.8%
Basic Materials	2.5%
Consumer Staples	0.7%
Total Common Stocks	99.3%
Short-Term Investment	0.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS (ETFs) – 38.2%
8,600	Invesco S&P 500® GARP ETF	$756,628
21,900	iShares® Core S&P 500® ETF	8,964,108
12,200	Vanguard® Dividend Appreciation ETF	1,935,530
4,800	Vanguard® Growth ETF	1,118,592
34,285	Vanguard® Value ETF	5,013,838
	TOTAL ETFs
	(Cost $19,083,372)	17,788,696

	MUTUAL FUNDS – 58.3%
141,288	North Square Advisory Research Small Cap Growth Fund – Class I1	1,739,455
240,263	North Square Advisory Research Small Cap Value Fund – Class I1	2,562,040
379,744	North Square Altrinsic International Equity Fund – Class I1	3,720,205
788,212	North Square Dynamic Small Cap Fund – Class I1	8,988,139
164,081	North Square McKee Bond Fund – Class R6[1]	1,432,824
392,844	North Square Preferred and Income Securities Fund – Class I1	7,936,736
89,115	North Square Strategic Income Fund – Class I1	783,952
	TOTAL MUTUAL FUNDS
	(Cost $25,549,757)	27,163,351

	SHORT-TERM INVESTMENT – 4.0%
1,875,742	First American Treasury Obligations Fund – Class X, 3.74%[2]	1,875,742
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,875,742)	1,875,742
	TOTAL INVESTMENTS – 100.5%
	(Cost $46,508,871)	46,827,789
	Liabilities in Excess of Other Assets – (0.5)%	(230,253)
	TOTAL NET ASSETS – 100.0%	$46,597,536

[1]	Affiliated Company. See Note 11.
[2]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
ETFs	38.2%
Mutual Funds	58.3%
Short-Term Investment	4.0%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	PREFERRED STOCKS – 1.1%

	ENERGY – 1.1%
	Oil, Gas & Consumable Fuels – 1.1%
	DCP Midstream LP
10,679	7.875% (3 Month LIBOR USD + 4.919%), Perpetual[1]	$266,441
7,391	7.950% (3 Month LIBOR USD + 4.882%), Perpetual[1]	188,101
	TOTAL ENERGY	454,542
	TOTAL PREFERRED STOCKS
	(Cost $445,961)	454,542

Principal
Amount
	CORPORATE BONDS – 97.6%

	CONSUMER DISCRETIONARY – 4.0%
	Automobiles – 4.0%
	General Motors Financial Co Inc.
$2,000,000	5.750% (3 Month LIBOR USD + 3.598%), 03/30/2166[1]	1,699,540
	TOTAL CONSUMER DISCRETIONARY	1,699,540

	ENERGY – 5.5%
	Oil, Gas & Consumable Fuels – 5.5%
	Enbridge, Inc.
2,000,000	7.375% (5 Year CMT Rate + 3.708%), 01/15/2083[1,2]	1,941,965
	Energy Transfer LP
200,000	7.125% (5 Year CMT Rate + 5.306%), 11/15/2165[1]	168,500
	MPLX LP
250,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023[1]	248,295
	TOTAL ENERGY	2,358,760

	FINANCIALS – 80.4%
	Banks – 39.1%
	Banco Bilbao Vizcaya Argentaria SA
2,000,000	5.875% (5 Year Swap Rate EUR + 5.660%), 12/24/2170[1,2]	2,027,774
	Barclays Plc
2,000,000	8.000% (5 Year CMT Rate + 5.431%), 12/15/2170[1,2]	1,890,000
	Citigroup Inc.
1,000,000	5.000% (SOFR + 3.813%), 03/30/2025[1]	902,500
600,000	5.350% (3 Month LIBOR USD + 3.466%), 04/29/2049[1]	585,000
	Fifth Third Bancorp
1,000,000	5.100% (3 Month LIBOR USD + 3.033%), 12/31/2049[1]	928,198
	First Citizens BancShares Inc/NC
1,000,000	7.265% (3 Month LIBOR USD + 3.972%), 06/15/2171[1]	1,010,000
	Huntington Bancshares Inc/OH
2,500,000	5.700% (3 Month LIBOR USD + 2.880%), 07/15/2171[1]	2,318,750
	KeyCorp
1,500,000	5.000% (3 Month LIBOR USD + 3.606%), 12/15/2165[1]	1,315,788
	Societe Generale SA
2,000,000	9.375% (5 Year CMT Rate + 5.385%), 05/22/2171[1,2,3]	2,035,888
	US Bancorp
2,000,000	5.300% (3 Month LIBOR USD + 2.914%), 04/15/2099[1]	1,714,200
See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)

	FINANCIALS (Continued)
	Banks (Continued)
	Wells Fargo & Co.
$2,200,000	5.900% (3 Month LIBOR USD + 3.110%), 12/29/2049[1]	$2,024,000
		16,752,098
	Capital Markets – 26.4%
	The Bank of New York Mellon
2,000,000	4.625% (3 Month LIBOR USD + 3.131%), 12/29/2049[1]	1,733,336
	The Charles Schwab Corp.
500,000	5.000% (3 Month LIBOR USD + 2.575%), 06/01/2171[1]	403,759
	The Goldman Sachs Group Inc.
2,000,000	7.466% (3 Month LIBOR USD + 2.874%), 05/10/2023[1]	1,945,000
	Morgan Stanley
2,000,000	5.300% (3 Month LIBOR USD + 3.160%), 03/15/2171[1]	1,953,837
	Northern Trust Corp.
2,000,000	4.600% (3 Month LIBOR USD + 3.202%), 04/01/2027[1]	1,757,665
	State Street Corp.
2,200,000	5.625% (3 Month LIBOR USD + 2.539%), 12/15/2170[1]	2,057,000
	UBS Group AG
2,000,000	4.375% (5 Year CMT Rate + 3.313%), 08/10/2171[1,2]	1,487,500
		7,256,002
	Consumer Finance – 3.7%
	Discover Financial Services
2,000,000	5.500% (3 Month LIBOR USD + 3.076%), 04/30/2028[1]	1,577,500

	Diversified Financial Services – 4.3%
	Corebridge Financial, Inc.
2,000,000	6.875% (5 Year CMT Rate + 3.846%), 12/15/2052[1,3]	1,841,190

	Insurance – 6.9%
	The Allstate Corp.
2,000,000	5.750% (3 Month LIBOR USD + 2.938%), 08/15/2053[1]	1,845,500
	The Progressive Corp.
1,200,000	5.375% (3 Month LIBOR USD + 2.539%), 09/15/2023[1]	1,131,000
		2,976,500
	TOTAL FINANCIALS	34,485,385

	INDUSTRIALS – 5.0%
	Industrial Conglomerates – 5.0%
	General Electric Co.
2,200,000	6.623% (3 Month LIBOR USD + 3.330%), 06/15/2171[1]	2,142,250
	TOTAL INDUSTRIALS	2,142,250

	UTILITIES – 2.7%
	Multi-Utilities – 2.7%
	Dominion Energy Inc.
1,400,000	4.350% (5 Year CMT Rate + 3.195%), 04/15/2167[1]	1,179,500
	TOTAL UTILITIES	1,179,500
	TOTAL CORPORATE BONDS
	(Cost $42,245,414)	41,865,435

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	SHORT-TERM INVESTMENT – 0.6%
269,465	First American Treasury Obligations Fund – Class X, 3.74%[4]	$269,465
	TOTAL SHORT-TERM INVESTMENT
	(Cost $269,465)	269,465
	TOTAL INVESTMENTS – 99.3%
	(Cost $42,960,840)	42,589,442
	Other Assets in Excess of Liabilities – 0.7%	315,298
	TOTAL NET ASSETS – 100.0%	$42,904,740

CMT – Constant Maturity Rate
LIBOR – London Inter-bank Offered Rate
PLC – Public Limited Company
SOFR – Secured Overnight Financing Rate

[1]	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2022.
[2]	Foreign security denominated in U.S. Dollars.
[3]
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At November 30, 2022, the value of these securities total $3,877,078 which represents 9.04% of total net assets.

[4]	The rate is the annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Preferred Stocks
Energy	1.1%
Total Preferred Stocks	1.1%
Corporate Bonds
Financials	80.4%
Energy	5.5%
Industrials	5.0%
Consumer Discretionary	4.0%
Utilities	2.7%
Total Corporate Bonds	97.6%
Short-Term Investment	0.6%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS (ETFs) – 66.0%
168,575	Invesco QQQ Trust, Series[1]	$49,453,162
135,700	iShares® Russell 2000 ETF	25,426,109
294,100	SPDR® S&P Biotech ETF	24,592,642
379,600	SPDR® S&P Regional Banking ETF	24,491,792
129,440	SPDR® S&P 500® ETF Trust	52,770,099
281,887	Vanguard® Growth ETF	65,690,946
571,498	Vanguard® Value ETF	83,575,868
	TOTAL ETFs
	(Cost $232,763,419)	326,000,618

	SHORT-TERM INVESTMENT – 33.8%
166,769,802	First American Treasury Obligations Fund – Class X, 3.74%[1]	166,769,802
	TOTAL SHORT-TERM INVESTMENT
	(Cost $166,769,802)	166,769,802
	TOTAL INVESTMENTS – 99.8%
	(Cost $399,533,221)	492,770,420
	Other Assets in Excess of Liabilities – 0.2%	1,135,945
	TOTAL NET ASSETS – 100.0%	$493,906,365

[1]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
ETFs	66.0%
Short-Term Investment	33.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	EXCHANGE TRADED FUNDS (ETFs) – 51.4%
52,600	SPDR® Dow Jones Industrial Average ETF Trust	$18,207,490
43,100	SPDR® S&P 500® ETF Trust	17,571,008
	TOTAL ETFs
	(Cost $34,586,142)	35,778,498

	SHORT-TERM INVESTMENT – 48.5%
33,731,531	First American Treasury Obligations Fund – Class X, 3.74%[1]	33,731,531
	TOTAL SHORT-TERM INVESTMENT
	(Cost $33,731,531)	33,731,531
	TOTAL INVESTMENTS – 99.9%
	(Cost $68,317,673)	69,510,029
	Other Assets in Excess of Liabilities – 0.1%	77,468
	TOTAL NET ASSETS – 100.0%	$69,587,497

[1]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
ETFs	51.4%
Short-Term Investment	48.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 36.5%

	CONSUMER DISCRETIONARY – 3.3%
	Hotels, Restaurants & Leisure – 2.2%
2,403	McDonald’s Corp.	$655,514

	Specialty Retail – 1.1%
1,025	The Home Depot, Inc.	332,090
	TOTAL CONSUMER DISCRETIONARY	987,604

	CONSUMER STAPLES – 5.3%
	Food & Staples Retailing – 3.1%
4,523	Sysco Corp.	391,285
3,413	Walmart Inc.	520,209
		911,494
	Food Products – 1.1%
3,744	General Mills, Inc.	319,363

	Household Products – 1.1%
2,298	Procter & Gamble	342,770
	TOTAL CONSUMER STAPLES	1,573,627

	FINANCIALS – 3.8%
	Banks – 1.7%
10,791	Truist Financial Corp.	505,127

	Insurance – 2.1%
8,647	Aflac, Inc.	621,978
	TOTAL FINANCIALS	1,127,105

	HEALTH CARE – 9.2%
	Health Care Equipment & Supplies – 1.0%
2,581	Abbott Laboratories	277,664

	Pharmaceuticals – 8.2%
2,607	Eli Lilly and Co.	967,405
2,097	Johnson & Johnson	373,266
5,288	Merck & Co., Inc.	582,315
10,369	Pfizer Inc.	519,798
		2,442,784
	TOTAL HEALTH CARE	2,720,448

	INDUSTRIALS – 6.0%
	Aerospace & Defense – 1.5%
1,910	L3Harris Technologies, Inc.	433,723

	Commercial Services & Supplies – 2.3%
4,119	Waste Management, Inc.	690,839

	Machinery – 0.7%
933	Illinois Tool Works Inc.	212,229

	Trading Companies & Distributors – 1.5%
756	W.W. Grainger, Inc.	455,913
	TOTAL INDUSTRIALS	1,792,704

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)

	INFORMATION TECHNOLOGY – 5.6%
	Software – 2.5%
2,902	Microsoft Corp.	$740,416

	Technology Hardware, Storage & Peripherals – 3.1%
6,216	Apple Inc.	920,155
	TOTAL INFORMATION TECHNOLOGY	1,660,571

	UTILITIES – 3.3%
	Electric Utilities – 2.8%
3,195	Eversource Energy	264,738
8,526	The Southern Co.	576,699
		841,437
	Multi-Utilities – 0.5%
2,211	Dominion Energy, Inc.	135,114
	TOTAL UTILITIES	976,551
	TOTAL COMMON STOCKS
	(Cost $3,977,072)	10,838,610

	EXCHANGE TRADED FUNDS (ETFs) – 53.6%
17,650	iShares® Broad USD High Yield Corporate Bond ETF	625,693
22,520	iShares® Core Dividend Growth ETF	1,178,472
26,400	iShares® MBS ETF	2,481,336
14,782	Schwab® US Dividend Equity ETF	1,166,743
134,800	SPDR® Portfolio Intermediate Term Corporate Bond ETF	4,328,428
54,200	SPDR® Portfolio Long-Term Corporate Bond ETF	1,254,730
83,500	SPDR® Portfolio Short-Term Corporate Bond ETF	2,459,075
45,500	VanEck Fallen Angel High Yield Bond ETF	1,250,340
7,434	Vanguard® Dividend Appreciation ETF	1,179,404
	TOTAL ETFs
	(Cost $15,960,783)	15,924,221

		Notional
Contracts		Amount
	PURCHASED OPTIONS – 14.8%

	CALL OPTIONS – 7.7%
	S&P 500® Index
10	Expiration Date: December 2022, Exercise Price $4,000.00	$4,080,110	126,400
10	Expiration Date: December 2022, Exercise Price $4,050.00	4,080,110	48,550
10	Expiration Date: December 2022, Exercise Price $3,900.00	4,080,110	189,400
10	Expiration Date: December 2022, Exercise Price $4,100.00	4,080,110	75,700
10	Expiration Date: December 2022, Exercise Price $4,150.00	4,080,110	60,900
10	Expiration Date: December 2022, Exercise Price $4,600.00	4,080,110	225
10	Expiration Date: June 2023, Exercise Price $4,200.00	4,080,110	234,950
15	Expiration Date: December 2023, Exercise Price $3,700.00	6,120,165	1,050,900
10	Expiration Date: December 2023, Exercise Price $4,000.00	4,080,110	499,600
			2,286,625

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2022 (Unaudited)

		Notional
Contracts		Amount	Value
	PURCHASED OPTIONS (Continued)

	PUT OPTIONS – 7.1%
	S&P 500® Index
10	Expiration Date: December 2022, Exercise Price $3,650.00	4,080,110	$2,725
10	Expiration Date: December 2022, Exercise Price $3,750.00	4,080,110	8,650
10	Expiration Date: December 2022, Exercise Price $3,550.00	4,080,110	575
10	Expiration Date: December 2022, Exercise Price $3,700.00	4,080,110	225
10	Expiration Date: December 2022, Exercise Price $3,800.00	4,080,110	16,350
5	Expiration Date: December 2022, Exercise Price $4,225.00	2,040,055	78,300
10	Expiration Date: December 2022, Exercise Price $4,025.00	4,080,110	47,500
20	Expiration Date: December 2022, Exercise Price $4,000.00	8,160,220	79,400
10	Expiration Date: June 2023, Exercise Price $4,025.00	4,080,110	209,150
10	Expiration Date: June 2023, Exercise Price $4,000.00	4,080,110	200,950
20	Expiration Date: June 2023, Exercise Price $3,975.00	8,160,220	385,700
10	Expiration Date: June 2023, Exercise Price $3,500.00	4,080,110	83,750
10	Expiration Date: June 2023, Exercise Price $4,175.00	4,080,110	265,500
5	Expiration Date: December 2023, Exercise Price $3,525.00	2,040,055	77,650
5	Expiration Date: December 2023, Exercise Price $3,825.00	2,040,055	113,175
5	Expiration Date: December 2023, Exercise Price $3,450.00	2,040,055	70,450
5	Expiration Date: December 2023, Exercise Price $3,300.00	2,040,055	57,450
	SPDR® S&P 500® ETF Trust
50	Expiration Date: June 2023, Exercise Price $395.00	2,038,400	96,425
100	Expiration Date: December 2023, Exercise Price $405.00	4,076,800	311,250
			2,105,175
	TOTAL PURCHASED OPTIONS
	(Cost $5,789,669)		4,391,800

Number
of Shares
	SHORT-TERM INVESTMENT – 1.4%
429,566	First American Treasury Obligations Fund – Class X, 3.74%[1]		429,566
	TOTAL SHORT-TERM INVESTMENT
	(Cost $429,566)		429,566
	TOTAL INVESTMENTS – 106.3%
	(Cost $26,157,090)		31,584,197
	Liabilities in Excess of Other Assets – (6.3)%		(1,866,570)
	TOTAL NET ASSETS – 100.0%		$29,717,627

[1]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SCHEDULE OF OPTIONS WRITTEN
As of November 30, 2022 (Unaudited)

		Notional
Contracts		Amount	Value
	CALL OPTIONS
	S&P 500® Index
10	Expiration: December 2022, Exercise Price: $3,850.00	$3,850,000	$248,600
10	Expiration: December 2022, Exercise Price: $3,900.00	3,900,000	183,700
10	Expiration: December 2022, Exercise Price: $3,750.00	3,750,000	335,800
10	Expiration: December 2022, Exercise Price: $3,950.00	3,950,000	174,400
10	Expiration: December 2022, Exercise Price: $4,000.00	4,000,000	147,450
			1,089,950
	PUT OPTIONS
	S&P 500® Index
20	Expiration: December 2022, Exercise Price: $3,550.00	7,100,000	3,550
10	Expiration: December 2022, Exercise Price: $3,575.00	3,575,000	1,975
5	Expiration: December 2022, Exercise Price: $3,750.00	1,875,000	2,550
10	Expiration: December 2022, Exercise Price: $3,850.00	3,850,000	11,700
10	Expiration: December 2022, Exercise Price: $3,900.00	3,900,000	875
10	Expiration: December 2022, Exercise Price: $3,750.00	3,750,000	1,250
10	Expiration: December 2022, Exercise Price: $3,950.00	3,950,000	34,900
10	Expiration: December 2022, Exercise Price: $4,000.00	4,000,000	53,850
10	Expiration: June 2023, Exercise Price: $3,125.00	3,125,000	41,300
20	Expiration: June 2023, Exercise Price: $3,525.00	7,050,000	175,500
10	Expiration: June 2023, Exercise Price: $3,550.00	3,550,000	91,900
10	Expiration: June 2023, Exercise Price: $3,575.00	3,575,000	96,250
10	Expiration: June 2023, Exercise Price: $3,700.00	3,700,000	120,750
5	Expiration: December 2023, Exercise Price: $2,925.00	1,462,500	33,775
5	Expiration: December 2023, Exercise Price: $3,050.00	1,525,000	40,425
5	Expiration: December 2023, Exercise Price: $3,125.00	1,562,500	44,900
5	Expiration: December 2023, Exercise Price: $3,400.00	1,700,000	65,875
			821,325
	TOTAL WRITTEN OPTIONS
	(Premium Received $3,019,273)		$1,911,275

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
SUMMARY OF INVESTMENTS
As of November 30, 2022 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Common Stocks
Health Care	9.2%
Industrials	6.0%
Information Technology	5.6%
Consumer Staples	5.3%
Financials	3.8%
Utilities	3.3%
Consumer Discretionary	3.3%
Total Common Stocks	36.5%
ETFs	53.6%
Purchased Options
Call Options	7.7%
Put Options	7.1%
Total Purchased Options	14.8%
Short-Term Investment	1.4%
Total Investments	106.3%
Liabilities in Excess of Other Assets	(6.3)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2022 (Unaudited)

			North Square
		North Square	Advisory
	North Square	Dynamic	Research	North Square
	Spectrum	Small Cap	Small Cap	Multi Strategy
	Alpha Fund	Fund	Growth Fund	Fund
Assets:
Investments, at cost	$2,355,144	$68,987,612	$9,991,123	$20,959,114
Investments in affiliated issuers, at cost	97,672,998	—	—	25,549,757
Investments, at value	$2,375,951	$73,541,979	$11,119,755	$19,664,438
Investments in affiliated issuers, at value	85,221,573	—	—	27,163,351
Cash	—	—	—	—
Receivables:
Dividends and interest	7,780	72,084	377	5,196
Fund shares sold	7,457	937,499	—	10,346
Receivable for investments sold	—	—	145,121	—
Prepaid expenses	36,003	40,875	13,667	35,838
Total assets	87,648,764	74,592,437	11,278,920	46,879,169

Liabilities:
Payables:
Fund shares redeemed	30,777	—	—	61,414
Payable for investment securities purchased	—	—	163,430	—
Accrued expenses:
Due to Advisor (Note 4)	47,178	31,428	2,716	186,190
Distribution fees – Class A (Note 7)	21,007	—	—	14,512
Fund administration fees	14,044	9,505	2,361	6,500
Shareholder servicing fees (Note 7)	11,833	—	—	2,120
Transfer agent fees	7,475	3,328	1,140	2,881
Accrued other expenses	7,258	5,594	641	758
Due to Trustees	6,970	6,595	1,943	3,602
Custody fees	1,846	5,065	5,002	1,473
Chief Compliance Officer fees	1,781	1,091	201	892
Legal fees	—	17,178	1,077	—
Auditing fees	—	11,400	3,047	1,291
Total liabilities	150,169	91,184	181,558	281,633

Net Assets	$87,498,595	$74,501,253	$11,097,362	$46,597,536

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$55,578,422	$83,057,671	$10,002,332	$30,990,651
Total distributable earnings (accumulated deficit)	31,920,173	(8,556,418)	1,095,030	15,606,885
Net Assets	$87,498,595	$74,501,253	$11,097,362	$46,597,536

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2022 (Unaudited)

			North Square
		North Square	Advisory
	North Square	Dynamic	Research	North Square
	Spectrum	Small Cap	Small Cap	Multi Strategy
	Alpha Fund	Fund	Growth Fund	Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$51,624,425	$—	$—	$36,432,758
Shares of beneficial interest
issued and outstanding	4,736,697	—	—	1,727,114
Net asset value, redemption
and offering price per share	10.90	—	—	21.09
Maximum sales charge
(5.75% of offering price)*	0.66	—	—	1.29
Maximum offering price to public	$11.56	$—	$—	$22.38
Class I Shares:
Net assets applicable to shares outstanding	$35,874,170	$74,501,253	$11,097,362	$10,164,778
Shares of beneficial interest
issued and outstanding	2,811,616	6,533,348	901,407	454,823
Net asset value, redemption
and offering price per share	$12.76	$11.40	$12.31	$22.35

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2022 (Unaudited)

	North Square			North Square
	Preferred	North Square	North Square	Trilogy
	and Income	Tactical	Tactical	Alternative
	Securities Fund	Growth Fund	Defensive Fund	Return Fund
Assets:
Investments, at cost	$42,960,840	$399,533,221	$68,317,673	$25,049,091
Investments, at value	$42,589,442	$492,770,420	$69,510,029	$31,584,197
Receivables:
Dividends and interest	585,896	510,151	186,927	159,655
Fund shares sold	—	1,640,098	1,310	—
Due from Advisor (Note 3)	—	—	—	—
Deposit at broker for securities sold short	—	—	—	6,238
Prepaid expenses	14,801	98,715	48,193	42,130
Total assets	43,190,139	495,019,384	69,746,459	31,792,220

Liabilities:
Due to Custodian	—	—	—	123,849
Payables:
Payable for Investment Securities Purchased	253,243	—	—	—
Fund shares redeemed	—	372,120	40,318	670
Broker interest and fees payable	—	—	—	36
Written options contracts, at value
(proceeds $3,019,273)	—	—	—	1,911,275
Accrued expenses:
Due to Advisor (Note 3)	21,517	361,586	70,322	17,512
Custody fees	4,989	3,764	820	717
Auditing fees	2,215	27,528	4,234	2,314
Due to Trustees	2,100	40,441	5,699	3,149
Fund administration fees	574	65,041	7,603	5,429
Chief Compliance Officer fees	286	19,574	593	198
Distribution fees (Note 8)	—	165,774	20,871	5,911
Transfer agent fees	—	26,108	3,008	2,453
Shareholder servicing fees (Note 7)	—	4,863	2,914	—
Legal fees	—	—	—	589
Accrued other expenses	475	26,220	2,580	491
Total liabilities	285,399	1,113,019	158,962	2,074,593

Net Assets	$42,904,740	$493,906,365	$69,587,497	$29,717,627

Components of Net Assets:
Paid-in capital (par value of $0.01 per share
with an unlimited number of shares authorized)	$40,507,344	$369,234,710	$80,312,642	$26,748,624
Total distributable earnings (accumulated deficit)	2,397,396	$124,671,655	(10,725,145)	2,969,003
Net Assets	$42,904,740	$493,906,365	$69,587,497	$29,717,627

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES – Continued
As of November 30, 2022 (Unaudited)

	North Square			North Square
	Preferred	North Square	North Square	Trilogy
	and Income	Tactical	Tactical	Alternative
	Securities Fund	Growth Fund	Defensive Fund	Return Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$—	$92,239,718	$22,812,081	$1,716,899
Shares of beneficial interest
issued and outstanding	—	6,839,631	1,420,400	162,280
Net asset value, redemption
and offering price per share	—	13.49	16.06	10.58
Maximum sales charge
(5.75% of offering price)*	—	0.82	0.98	0.65
Maximum offering price to public	$—	$14.31	$17.04	$11.23
Class C Shares:
Net assets applicable to shares outstanding	$—	$78,833,514	$6,791,148	$2,961,715
Shares of beneficial interest
issued and outstanding	—	6,281,188	469,223	290,069
Net asset value, redemption
and offering price per share	$—	$12.55	$14.47	$10.21
Class I Shares:
Net assets applicable to shares outstanding	$42,904,740	$322,833,133	$39,984,268	$25,039,013
Shares of beneficial interest
issued and outstanding	2,123,651	23,411,789	2,423,870	2,352,228
Net asset value, redemption
and offering price per share	$20.20	$13.79	$16.50	$10.64

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2022 (Unaudited)

			North Square
		North Square	Advisory
	North Square	Dynamic	Research	North Square
	Spectrum	Small Cap	Small Cap	Multi Strategy
	Alpha Fund	Fund	Growth Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes and/or
issuance fees of $0, $1,731, $0, and $0, respectively)	$1,000	$436,075	$8,022	$157,394
Dividends from affiliated
regulated investment companies	—	—	—	206,835
Interest (net of foreign withholding taxes and/or
issuance fees of $0, $0, $0, and $0, respectively)	18,606	4,907	701	18,468
Total investment income	19,606	440,982	8,723	382,697
Expenses:
Advisory fees (Note 4)	88,377	326,660	42,680	113,827
Distribution fees – Class A (Note 8)	65,269	—	—	44,562
Legal fees	37,519	22,183	4,019	19,029
Fund administration fees	33,556	34,193	5,449	18,395
Shareholder servicing fees – Class A (Note 7)	23,790	24,835	4,683	11,678
Shareholder servicing fees – Class I (Note 7)	25,523	—	—	3,458
Transfer agent fees and expenses	23,177	19,608	3,456	11,515
Registration fees	18,052	10,799	11,783	15,923
Trustees’ fees and expenses	10,144	7,959	402	5,145
Auditing fees	7,102	6,213	—	3,629
Chief Compliance Officer fees (Note 4)	3,331	3,149	459	1,653
Fund accounting fees	3,286	3,387	594	1,740
Custody fees	3,134	9,467	7,985	2,609
Shareholder reporting fees	2,259	1,885	318	1,159
Other expenses	6,246	2,080	762	2,656
Total expenses	350,765	472,418	82,590	256,978
Affiliated fund fees waived (Note 4)	—	—	—	(67,514)
Less advisory fees waived & expenses reimbursed
Class A	110,790	—	—	—
Class I	67,692	(113,091)	(25,277)	—
Net expenses	529,247	359,327	57,313	189,464
Net Investment income	(509,641)	81,655	(48,590)	193,233
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	—	(9,000,082)	(2,514,356)	(164,479)
Affiliated issuers	(2,142,564)	—	—	147,637
Net realized gain (loss)	(2,142,564)	(9,000,082)	(2,514,356)	(16,842)
Net change in unrealized appreciation/depreciation on:
Investments	20,808	10,761,603	2,244,479	300,717
Affiliated issuers	3,321,053	—	—	(506,522)
Net change in unrealized
appreciation/depreciation	3,341,861	10,761,603	2,244,479	(205,805)
Net realized and unrealized gain (loss)	1,199,297	1,761,521	(269,877)	(222,647)
Net increase (decrease) in net assets from operations	$689,656	$1,843,176	$(318,467)	$(29,414)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS – Continued
For the Period Ended November 30, 2022 (Unaudited)

	North Square			North Square
	Preferred	North Square	North Square	Trilogy
	and Income	Tactical	Tactical	Alternative
	Securities Fund	Growth Fund	Defensive Fund	Return Fund
Investment Income:
Dividends (net of foreign withholding taxes and/or
issuance fees of $0, $0, $0, and $0, respectively)	$6,101	$2,007,267	$35,820	$419,896
Interest (net of foreign withholding taxes and/or
issuance fees of $0, $0, $0, and $0, respectively)	1,006,499	2,469,328	631,650	4,314
Total investment income	1,012,600	4,476,595	667,470	424,210
Expenses:
Advisory fees (Note 4)	136,610	2,664,326	443,497	213,619
Shareholder servicing fees – Class A (Note 7)	—	36,637	9,353	661
Shareholder servicing fees – Class C (Note 7)	—	31,572	3,482	1,694
Shareholder servicing fees – Class I (Note 7)	18,344	101,438	24,523	15,616
Registration fees	13,202	25,024	17,903	20,563
Fund administration fees	9,529	200,665	27,286	15,594
Legal fees	9,114	200,758	28,758	16,037
Custody fees	6,511	6,940	1,725	2,052
Transfer agent fees and expenses	6,061	128,470	17,274	9,842
Trustees’ fees and expenses	2,861	55,527	8,042	4,423
Auditing fees	2,005	39,868	5,832	3,274
Chief Compliance Officer fees (Note 4)	1,071	18,916	2,813	1,581
Fund accounting fees	984	21,062	2,902	1,639
Shareholder reporting fees	624	12,589	1,832	1,180
Distribution fees – Class A (Note 8)	—	113,204	28,904	2,362
Distribution fees – Class C (Note 8)	—	400,096	34,822	16,938
Interest expense	—	—	—	528
Other expenses	1,031	38,414	6,153	3,326
Total expenses	207,947	4,095,506	665,101	330,929
Affiliated fund fees waived (Note 4)	—	—	—	—
Less advisory fees waived & expenses reimbursed
Class A	—	(71,544)	—	(3,865)
Class C	—	(62,175)	—	(7,463)
Class I	(31,265)	(225,666)	(2,053)	(63,957)
Net expenses	176,682	3,736,121	663,048	255,644
Net Investment income	835,918	740,474	4,422	168,566
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,070,938)	(1,889,156)	(1,169,770)	1,559,168
Forwards	—	—	—	—
Foreign currency transactions	(138,954)	—	—	—
Written Options	—	—	—	(161,046)
Purchased Options	—	—	—	1,226,687
Net realized gain (loss)	(3,209,892)	(1,889,156)	(1,169,770)	2,624,809
Net change in unrealized appreciation/depreciation on:
Investments	1,735,495	(3,425,659)	1,192,356	(9,000,685)
Written Options	—	—	—	1,923,170
Purchased Options	—	—	—	2,777,113
Net change in unrealized
appreciation/depreciation	1,735,495	(3,425,659)	1,192,356	(4,300,402)
Net realized and unrealized gain (loss)	(1,474,397)	(5,314,815)	22,586	(1,675,593)
Net increase (decrease) in net assets from operations	$(638,479)	$(4,574,341)	$27,008	$(1,507,027)
See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	North Square		North Square
	Spectrum Alpha Fund		Dynamic Small Cap Fund
	Six Months		Six Months
	Ended		Ended
	November 30,		November 30,
	2022	Year Ended	2022	Year Ended
	(Unaudited)	May 31, 2022	(Unaudited)	May 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$(509,641)	$(1,582,984)	$81,655	$27,618
Net realized gain on investments
and foreign currency translations	(2,142,564)	47,887,713	(9,000,082)	(3,095,661)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	3,341,861	(69,437,287)	10,761,603	(8,772,335)
Net increase (decrease) in net assets
resulting from operations	689,656	(23,132,558)	1,843,176	(11,840,378)

Distributions to shareholders
Distributions:
Class A	—	(10,900,819)	—	—
Class I	—	(6,492,617)	—	(6,613,665)
Total	—	(17,393,436)	—	(6,613,665)

Capital Transactions:
Net proceeds from shares sold
Class A	1,047,350	1,901,148	—	—
Class I	1,541,543	3,231,148	2,880,898	84,613,534
Reinvestment of distributions
Class A	—	10,558,384	—	—
Class I	—	6,367,682	—	6,613,666
Cost of shares redeemed
Class A	(6,123,104)	(18,787,708)	—	—
Class I	(5,283,915)	(15,529,593)	(9,206,127)	(14,158,858)
Net increase (decrease) in net assets
from capital transactions	(8,818,126)	(12,258,939)	(6,325,229)	77,068,342
Total increase (decrease) in net assets	(8,128,470)	(52,784,933)	(4,482,053)	58,614,299

Net Assets:
Beginning of Period	95,627,065	148,411,998	78,983,306	20,369,007
End of Period	$87,498,595	$95,627,065	$74,501,253	$78,983,306

Capital Share Transactions:
Shares sold
Class A	101,848	139,253	—	—
Class I	128,098	206,097	258,848	6,563,426
Shares reinvested
Class A	—	762,168	—	—
Class I	—	393,562	—	508,517
Shares redeemed
Class A	(590,043)	(1,357,846)	—	—
Class I	(435,400)	(956,296)	(849,080)	(1,063,069)
Net increase (decrease) in
capital share transactions	(795,497)	(813,062)	(590,232)	6,008,874

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Advisory Research		North Square
	Small Cap Growth Fund		Multi Strategy Fund
	Six Months		Six Months
	Ended		Ended
	November 30,		November 30,
	2022	Year Ended	2022	Year Ended
	(Unaudited)	May 31, 2022	(Unaudited)	May 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$(48,590)	$(79,862)	$193,233	$4,654,285
Net realized gain (loss) on investments
and foreign currency translations	(2,514,356)	3,662,768	(16,842)	5,372,296
Capital gain distributions from
regulated investment companies	—	—	—	5,325,315
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	2,244,479	(7,458,194)	(205,805)	(17,715,179)
Net increase (decrease) in net assets
resulting from operations	(318,467)	(3,875,288)	(29,414)	(2,363,283)

Distributions to shareholders
Distributions:
Class A	—	—	—	(2,660,146)
Class I	—	(2,964,205)	—	(639,389)
Total	—	(2,964,205)	—	(3,299,535)

Capital Transactions:
Net proceeds from shares sold:
Class A	—	—	351,114	1,320,863
Class I	73,597	19,020,697	514,527	1,887,360
Reinvestment of distributions:
Class A	—	—	—	2,511,713
Class I	—	2,964,206	—	599,065
Cost of shares redeemed:
Class A	—	—	(1,650,688)	(6,663,587)
Class I	(1,326,749)	(14,939,435)	(486,672)	(1,826,257)
Net increase in net assets
from capital transactions	(1,253,152)	7,045,468	(1,271,719)	(2,170,843)
Total increase in net assets	(1,571,619)	205,975	(1,301,133)	(7,833,661)

Net Assets:
Beginning of Period	12,668,981	12,463,006	47,898,669	55,732,330
End of Period	$11,097,362	$12,668,981	$46,597,536	$47,898,669

Capital Share Transactions:
Shares sold:
Class A	—	—	17,692	55,109
Class I	5,811	1,111,540	23,893	77,106
Shares reinvested:
Class A	—	—	—	105,099
Class I	—	166,850	—	23,713
Shares redeemed:
Class A	—	—	(79,915)	(285,863)
Class I	(104,146)	(874,742)	(22,949)	(73,567)
Net increase (decrease) in
capital share transactions	(98,335)	403,648	(61,279)	(98,403)

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and		North Square Tactical
	Income Securities Fund		Growth Fund
	Six Months		Six Months
	Ended		Ended
	November 30,		November 30,
	2022	Year Ended	2022	Year Ended
	(Unaudited)	May 31, 2022	(Unaudited)	May 31, 2022*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$835,918	$354,013	$740,474	$(948,118)
Net realized gain on investments
and foreign currency translations	(3,209,892)	6,667,671	(1,889,156)	37,101,813
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	1,735,495	(8,416,687)	(3,425,659)	(68,776,256)
Net increase (decrease) in net assets
resulting from operations	(638,479)	(1,395,003)	(4,574,341)	(32,622,561)

Distributions to shareholders
Distributions:
Class A	—	—	—	(4,656,629)
Class C	—	—	—	(4,934,549)
Class I	(821,562)	(1,467,649)	—	(18,313,294)
Total	(821,562)	(1,467,649)	—	(27,904,472)

Capital Transactions:
Net proceeds from shares sold
Class A	—	—	6,479,201	19,301,112
Class C	—	—	1,849,800	4,869,429
Class I	18,833,273	18,407,241	24,845,371	52,032,697
Reinvestment of distributions
Class A	—	—	—	4,483,664
Class C	—	—	—	4,752,313
Class I	821,562	1,467,551	—	16,496,351
Cost of shares redeemed
Class A	—	—	(6,362,389)	(17,620,626)
Class C	—	—	(6,818,969)	(20,051,854)
Class I	(1,083,316)	(7,405,206)	(43,875,404)	(76,807,346)
Net increase (decrease) in net assets
from capital transactions	18,571,519	12,469,586	(23,882,390)	(12,544,260)
Total increase (decrease) in net assets	17,111,478	9,606,934	(28,456,731)	(73,071,293)

Net Assets:
Beginning of Period	25,793,262	16,186,328	522,363,096	595,434,389
End of Period	$42,904,740	$25,793,262	$493,906,365	$522,363,096

*	Effective June 11, 2021, the Stadion Tactical Growth Fund Class A, C, and I converted to the North Square Tactical Growth Fund Class A, C, and I, respectively. See Note 3.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Preferred and		North Square Tactical
	Income Securities Fund		Growth Fund
	Six Months		Six Months
	Ended		Ended
	November 30,		November 30,
	2022	Year Ended	2022	Year Ended
	(Unaudited)	May 31, 2022	(Unaudited)	May 31, 2022*
Capital Share Transactions:
Shares sold
Class A	—	—	491,567	1,291,538
Class C	—	—	150,404	344,419
Class I	905,191	785,761	1,845,508	3,413,555
Shares reinvested
Class A	—	—	—	299,943
Class C	—	—	—	339,204
Class I	40,792	63,102	—	1,081,813
Shares redeemed
Class A	—	—	(485,808)	(1,172,728)
Class C	—	—	(556,271)	(1,428,204)
Class I	(53,035)	(312,207)	(3,275,601)	(5,077,334)
Net increase (decrease) in
capital share transactions	892,948	536,656	(1,830,201)	(907,794)

*	Effective June 11, 2021, the Stadion Tactical Growth Fund Class A, C, and I converted to the North Square Tactical Growth Fund Class A, C, and I, respectively. See Note 3.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	Six Months		Six Months
	Ended		Ended
	November 30,		November 30,
	2022	Year Ended	2022	Year Ended
	(Unaudited)	May 31, 2022*	(Unaudited)	May 31, 2022**
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,422	$(467,783)	$168,566	$140,864
Net realized gain (loss) on investments
and foreign currency translations	(1,169,770)	12,794,769	2,624,809	(4,089,628)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	1,192,356	(11,817,085)	(4,300,402)	1,529,182
Net increase (decrease) in net assets
resulting from operations	27,008	509,901	(1,507,027)	(2,419,582)

Distributions to shareholders
Distributions:
Class A	—	—	—	(4,131)
Class C	—	—	—	—
Class I	—	—	—	(98,583)
Total	—	—	—	(102,714)

Capital Transactions:
Net proceeds from shares sold:
Class A	746,299	5,801,710	187,550	563,694
Class C	125,373	415,782	100,000	94,647
Class I	1,782,293	6,484,387	509,271	7,040,756
Reinvestment of distributions:
Class A	—	—	—	3,063
Class C	—	—	—	—
Class I	—	—	—	98,507
Cost of shares redeemed:
Class A	(1,340,730)	(4,027,394)	(613,528)	(902,730)
Class C	(571,595)	(4,913,215)	(724,758)	(894,810)
Class I	(4,192,211)	(9,511,742)	(9,985,933)	(8,778,076)
Net increase in net assets
from capital transactions	(3,450,571)	(5,750,472)	(10,527,398)	(2,774,949)
Total increase in net assets	(3,423,563)	(5,240,571)	(12,034,425)	(5,297,245)

Net Assets:
Beginning of Period	73,011,060	78,251,631	41,752,052	47,049,297
End of Period	$69,587,497	$73,011,060	$29,717,627	$41,752,052

*	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class A, C, and I converted to the North Square Tactical Defensive Fund Class A, C, and I, respectively. See Note 3.
**	Effective June 11, 2021, the Stadion Trilogy Alternative Return Fund Class A, C, and I converted to the North Square Trilogy Alternative Return Fund Class A, C, and I, respectively. See Note 3.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	North Square Tactical		North Square Trilogy
	Defensive Fund		Alternative Return Fund
	Six Months		Six Months
	Ended		Ended
	November 30,		November 30,
	2022	Year Ended	2022	Year Ended
	(Unaudited)	May 31, 2022*	(Unaudited)	May 31, 2022**
Capital Share Transactions:
Shares sold:
Class A	47,224	356,113	17,612	48,173
Class C	8,672	27,992	9,691	8,645
Class I	109,560	386,496	47,500	609,527
Shares reinvested:
Class A	—	—	—	261
Class C	—	—	—	—
Class I	—	—	—	8,365
Shares redeemed:
Class A	(84,459)	(244,497)	(57,703)	(78,047)
Class C	(39,858)	(330,222)	(70,778)	(78,447)
Class I	(257,981)	(560,120)	(935,307)	(754,599)
Net increase (decrease) in
capital share transactions	(216,842)	(364,238)	(988,985)	(236,122)

*	Effective June 11, 2021, the Stadion Tactical Defensive Fund Class A, C, and I converted to the North Square Tactical Defensive Fund Class A, C, and I, respectively. See Note 3.
**	Effective June 11, 2021, the Stadion Trilogy Alternative Return Fund Class A, C, and I converted to the North Square Trilogy Alternative Return Fund Class A, C, and I, respectively. See Note 3.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.78	$15.36	$12.07	$13.89	$16.85	$34.16
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.19)[2]	(0.17)	(0.15)	(0.16)[2]	(0.23)[2]
Net realized and unrealized gain (loss)	0.19	(2.26)	5.34	0.44	(0.34)	5.69
Total from investment operations	0.12	(2.45)	5.17	0.29	(0.50)	5.46
Less Distributions:
From net realized gain	—	(2.13)	(1.88)	(2.11)	(2.46)	(22.77)
Total distributions	—	(2.13)	(1.88)	(2.11)	(2.46)	(22.77)
Net asset value, end of period	$10.90	$10.78	$15.36	$12.07	$13.89	$16.85
Total return[3]	1.11%	(19.05)%	43.47%	1.16%	(1.96)%	23.85%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$51,624	$56,319	$87,291	$73,973	$109,749	$162,714
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.88%	1.34%	1.75%	2.06%	1.46%	1.40%
After fees waived and expenses absorbed[4]	1.30%	1.36%[6]	1.39%	1.39%	1.38%	1.38%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[4]	(0.83)%	(1.29)%	(1.54)%	(1.78)%	(1.08)%	(0.97)%
After fees waived and expenses absorbed[4]	(1.25)%	(1.31)%	(1.18)%	(1.11)%	(1.00)%	(0.95)%
Portfolio turnover rate	0%	104%	33%	38%	31%	39%

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]
Effective October 5, 2017, the Advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to October 5, 2017, the annual fund operating expense limitation was 1.40%.

[6]	Effective January 11, 2022, the expense cap decreased from 1.39% to 1.30%.

See accompanying Notes to Financial Statements.

North Square Spectrum Alpha Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.60	$17.59	$13.58	$15.35	$18.29	$35.25
Income from Investment Operations:
Net investment loss[1]	(0.06)	(0.17)[2]	(0.15)	(0.13)	(0.13)[2]	(0.19)[2]
Net realized and unrealized gain (loss)	0.22	(2.69)	6.04	0.47	(0.35)	6.00
Total from investment operations	0.16	(2.86)	5.89	0.34	(0.48)	5.81
Less Distributions:
From net realized gain	—	(2.13)	(1.88)	(2.11)	(2.46)	(22.77)
Total distributions	—	(2.13)	(1.88)	(2.11)	(2.46)	(22.77)
Net asset value, end of period	$12.76	$12.60	$17.59	$13.58	$15.35	$18.29
Total return[3]	1.24%	(18.90)%	43.92%	1.41%	(1.67)%	24.19%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$35,874	$39,308	$61,121	$40,165	$64,501	$172,935
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	0.68%	1.12%	1.51%[6]	1.78%	1.22%	1.05%
After fees waived and expenses absorbed[4]	1.05%	1.11%[7]	1.08%	1.14%	1.14%	1.06%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[4]	(0.63)%	(1.07)%	(1.31)%[6]	(1.50)%	(0.84)%	(0.63)%
After fees waived and expenses absorbed[4]	(1.00)%	(1.06)%	(0.87)%	(0.86)%	(0.75)%	(0.64)%
Portfolio turnover rate	0%	104%	33%	38%	31%	39%

[1]	Based on average shares outstanding for the period.
[2]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]
Effective October 5, 2017, the Advisor had contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred  or in connection with any merger reorganization, or extraordinary expenses such as litigation) do not exceed 1.39% of average daily net assets of the Fund. Prior to October 5, 2017, the annual fund operating expense limitation was 1.40%.

[6]	Ratios exclude the 12b-1 refund.
[7]	Effective January 11, 2022, the expense cap decreased from 1.14% to 1.05%.

See accompanying Notes to Financial Statements.

North Square Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.09	$18.27	$11.46	$11.54	$15.14	$12.07
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.01	(0.04)	0.02	(0.01)	— [2]
Net realized and unrealized gain (loss)	0.30	(1.00)	7.14	(0.07)	(1.31)	3.11
Total from investment operations	0.31	(0.99)	7.10	(0.05)	(1.32)	3.11
Less Distributions:
From net investment income	—	—	(0.01)	(0.03)	—	—
From net realized gain	—	(6.19)	(0.28)	—	(2.28)	(0.04)
Total distributions	—	(6.19)	(0.29)	(0.03)	(2.28)	(0.04)
Net asset value, end of period	$11.40	$11.09	$18.27	$11.46	$11.54	$15.14
Total return[3]	2.85%	(10.43)%	62.34%	(0.44)%	(8.42)%	25.83%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,501	$78,983	$20,369	$15,500	$20,389	$28,279
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%	1.36%	1.67%	2.23%	2.02%	1.89%
After fees waived and expenses absorbed	0.99%[4]	1.00%[4]	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.09)%	(0.30)%	(0.82)%	(0.91)%	(0.91)%	(0.71)%
After fees waived and expenses absorbed	0.22%[4]	0.06%	(0.30)%	0.17%	(0.04)%	0.03%
Portfolio turnover rate	82%	177%	179%	170%	133%	170%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Effective July 1, 2021, the expense cap decreased from 1.15% to 0.99%.

See accompanying Notes to Financial Statements.

North Square Advisory Research Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.67	$20.91	$16.24	$13.94	$13.16	$11.03
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.10)	(0.06)	0.03	(0.00)[2]	0.01
Net realized and unrealized gain (loss)	(0.31)	(1.54)	5.82	3.00	0.88	2.12
Total from investment operations	(0.36)	(1.64)	5.76	3.03	0.88	2.13
Less Distributions:
From net investment income	—	—	(0.03)	(0.01)	—	(0.00)[2]
From net realized gain	—	(6.60)	(1.06)	(0.72)	(0.10)	—
Total distributions	—	(6.60)	(1.09)	(0.73)	(0.10)	(0.00)
Net asset value, end of period	$12.31	$12.67	$20.91	$16.24	$13.94	$13.16
Total return[3]	(2.85)%	(16.88)%	35.93%	22.05%	6.80%	19.31%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,097	$12,669	$12,463	$12,191	$13,823	$14,285
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35%	1.37%	1.45%	1.88%	2.04%	1.99%
After fees waived and expenses absorbed	0.94%	0.95%[4]	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.21)%	(1.00)%	(0.79)%	(0.74)%	(1.10)%	(0.96)%
After fees waived and expenses absorbed	(0.80)%	(0.58)%	(0.29)%	0.19%	(0.01)%	0.08%
Portfolio turnover rate	91%	230%	9%	18%	18%	74%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.005 per share.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Effective January 11, 2022, the expense cap decreased from 0.95% to 0.94%.

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.10	$23.57	$16.93	$16.92	$26.95	$22.81
Income from Investment Operations:
Net investment income (loss)[1,4]	0.08	1.98	(0.09)	(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	(0.09)	(2.97)	6.73	1.25	(1.60)	4.30
Total from investment operations	(0.01)	(0.99)	6.64	1.20	(1.66)	4.14
Less Distributions:
From net investment income	—	—	—	(1.19)	—	—
From net realized gain	—	(1.48)	—	—	(8.37)	—
Total distributions	—	(1.48)	—	(1.19)	(8.37)	—
Net asset value, end of period	$21.09	$21.10	$23.57	$16.93	$16.92	$26.95
Total return[2]	(0.04)%	(4.94)%	39.20%	6.63%	(4.88)%	18.15%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,433	$37,762	$45,140	$35,278	$33,287	$41,570
Ratio of expenses to average net assets:
Before fees waived/recovered[3]	0.89%[5]	0.79%[5]	0.92%[5]	1.34%[5]	0.82%[5]	0.93%[5]
After fees waived/recovered[3]	0.89%[5]	0.79%[5]	1.13%[5]	1.20%[5]	1.00%[5]	1.13%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[3,4]	0.79%[1]	8.41%	(0.23)%	(0.40)%	(0.09)%	(0.43)%
After fees waived/recovered[3,4]	0.79%	8.41%	(0.44)%	(0.26)%	(0.27)%	(0.63)%
Portfolio turnover rate	2%	65%	15%	7%	17%	117%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Does not include expenses of the investment companies in which the Fund invests.
[4]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[5]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).

See accompanying Notes to Financial Statements.

North Square Multi Strategy Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$22.33	$24.83	$17.73	$17.59	$27.53	$23.24
Income from Investment Operations:
Net investment income (loss)[1,4]	0.11	2.22	0.06	(0.01)	0.02	(0.10)
Net realized and unrealized gain (loss)	(0.09)	(3.24)	7.04	1.36	(1.59)	4.39
Total from investment operations	0.02	(1.02)	7.10	1.35	(1.57)	4.29
Less Distributions:
From net investment income	—	—	—	(1.21)	—	—
From net realized gain	—	(1.48)	—	—	(8.37)	—
Total distributions	—	(1.48)	—	(1.21)	(8.37)	—
Net asset value, end of period	$22.35	$22.33	$24.83	$17.73	$17.59	$27.53
Total return[2]	0.08%	(4.79)%	40.07%	7.17%	(4.23)%	18.46%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,165	$10,136	$10,592	$5,851	$12,919	$12,434
Ratio of expenses to average net assets:
Before fees waived/recovered[3]	0.64%[5]	0.54%[5]	0.67%[5,6]	0.92%[5]	0.44%[5]	0.72%[5]
After fees waived/recovered[3]	0.64%[5]	0.54%[5]	0.43%[5]	0.90%[5]	0.62%[5]	0.88%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered[3,4]	1.04%	8.92%	0.05%[6]	(0.10)%	0.29%	(0.22)%
After fees waived/recovered[3,4]	1.04%	8.92%	0.29%	(0.08)%	0.10%	(0.38)%
Portfolio turnover rate	2%	65%	15%	7%	17%	117%
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Does not include expenses of investment companies in which the Fund invests.
[4]
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[5]	The Advisor does not receive management fees for Fund assets invested in other series of the Trust advised by the Advisor (affiliated investments).
[6]	Ratios exclude the 12b-1 refund.

See accompanying Notes to Financial Statements.

North Square Preferred and Income Securities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$20.96	$23.32	$17.47	$16.25	$15.65	$13.69
Income from Investment Operations:
Net investment income[1]	0.47	0.41	0.21	0.24	0.24	0.24
Net realized and unrealized gain (loss)	(0.80)	(0.55)	6.18	1.28	0.82	1.93
Total from investment operations	(0.33)	(0.14)	6.39	1.52	1.06	2.17
Less Distributions:
From net investment income	(0.43)	(0.38)	(0.18)	(0.25)	(0.24)	(0.20)
From net realized gain	—	(1.84)	(0.36)	(0.05)	(0.22)	(0.01)
Total distributions	(0.43)	(2.22)	(0.54)	(0.30)	(0.46)	(0.21)
Net asset value, end of period	$20.20	$20.96	$23.32	$17.47	$16.25	$15.65
Total return[2]	(1.52)%	(1.49)%	37.06%	9.35%	6.94%	15.89%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,905	$25,793	$16,186	$11,146	$12,014	$10,036
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.14%	1.27%	1.44%[3]	1.89%	2.38%	2.93%
After fees waived and expenses absorbed	0.97%	0.99%[4]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.42%	1.50%	0.59%[3]	0.47%	0.18%	(0.33)%
After fees waived and expenses absorbed	4.59%	1.78%	1.03%	1.36%	1.56%	1.60%
Portfolio turnover rate	111%	179%	28%	18%	15%	30%

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Ratios exclude the 12b-1 refund.
[4]	Effective January 11, 2022, the expense cap decreased from 1.00% to 0.97%.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[6]	2021	2020	2019	2018
Net asset value, beginning of period	$13.59	$15.15	$11.81	$11.62	$12.33	$11.03
Income from Investment Operations:
Net investment income (loss)[1,2]	0.02	(0.03)	(0.09)	0.05	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.12)	(0.80)	3.43	0.72	(0.40)	1.31
Total from investment operations	(0.10)	(0.83)	3.34	0.77	(0.41)	1.30
Less Distributions:
From net investment income	—	—	—	(0.06)	—	(0.00)[4]
From net realized gain	—	(0.73)	—	(0.52)	(0.30)	—
Total distributions	—	(0.73)	—	(0.58)	(0.30)	—
Net asset value, end of period	$13.49	$13.59	$15.15	$11.81	$11.62	$12.33
Total return[3]	(0.73)%	(5.93)%	28.28%	6.53%	(3.22)%	11.80%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$92,240	$92,843	$97,180	$81,511	$85,250	$109,707
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.71%	1.61%	1.55%	1.56%	1.57%	1.61%
After fees waived and expenses absorbed[5]	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	0.10%	(0.27)%	(0.70)%	0.39%	(0.07)%	(0.15)%
After fees waived and expenses absorbed[2]	0.26%	(0.21)%	(0.70)%	0.40%	(0.05)%	(0.09)%
Portfolio turnover rate	56%	67%	79%	128%	120%	82%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Amount represents less than $0.005 per share.
[5]	Does not include expenses of investment companies in which the Fund invests.
[6]	Effective June 11, 2021 the Stadion Tactical Growth Fund Class A converted to the North Square Tactical Growth Fund Class A. See Note 1.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[6]	2021	2020	2019	2018
Net asset value, beginning of period	$12.69	$14.30	$11.24	$11.14	$11.92	$10.74
Income from Investment Operations:
Net investment loss[1,2]	(0.03)	(0.13)	(0.19)	(0.04)[4]	(0.10)[4]	(0.10)
Net realized and unrealized gain (loss)	(0.11)	(0.75)	3.25	0.69	(0.38)	1.28
Total from investment operations	(0.14)	(0.88)	3.06	0.65	(0.48)	1.18
Less Distributions:
From net investment income	—	—	—	(0.03)	—	—
From net realized gain	—	(0.73)	—	(0.52)	(0.30)	—
Total distributions	—	(0.73)	—	(0.55)	(0.30)	—
Net asset value, end of period	$12.55	$12.69	$14.30	$11.24	$11.14	$11.92
Total return[3]	(1.11)%	(6.61)%	27.22%	5.73%	(3.92)%	10.99%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,834	$84,867	$106,291	$95,291	$104,812	$99,286
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.46%	2.37%	2.31%	2.33%	2.32%	2.35%
After fees waived and expenses absorbed[5]	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[2]	(0.65)%	(1.02)%	(1.46)%	(0.36)%	(0.85)%	(0.88)%
After fees waived and expenses absorbed[2]	(0.49)%	(0.95)%	(1.45)%	(0.33)%	(0.83)%	(0.83)%
Portfolio turnover rate	56%	67%	79%	128%	120%	82%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

[5]	Does not include expenses of investment companies in which the Fund invests.
[6]	Effective June 11, 2021 the Stadion Tactical Growth Fund Class C converted to the North Square Tactical Growth Fund Class C. See Note 1.

See accompanying Notes to Financial Statements.

North Square Tactical Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[7]	2021	2020	2019	2018
Net asset value, beginning of period	$13.87	$15.42	$12.00	$11.77	$12.46	$11.12
Income from Investment Operations:
Net investment income (loss)[1,2]	0.03	0.01	(0.06)	0.08	0.02 [5]	0.02 [5]
Net realized and unrealized gain (loss)	(0.11)	(0.83)	3.48	0.74	(0.41)	1.32
Total from investment operations	(0.08)	(0.82)	3.42	0.82	(0.39)	1.34
Less Distributions:
From net investment income	—	—	(0.00)[4]	(0.07)	—	(0.00)[4]
From net realized gain	—	(0.73)	—	(0.52)	(0.30)	—
Total distributions	—	(0.73)	—	(0.59)	(0.30)	—
Net asset value, end of period	$13.79	$13.87	$15.42	$12.00	$11.77	$12.46
Total return3	(0.61)%	(5.71)%	28.53%	6.88%	(3.02)%	12.09%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$322,833	$344,653	$391,964	$314,646	$337,265	$238,052
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	1.44%	1.38%	1.33%	1.34%	1.33%	1.36%
After fees waived and expenses absorbed[6]	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	0.37%	(0.03)%	(0.48)%	0.62%	0.13%	0.07%
After fees waived and expenses absorbed[2]	0.51%	0.05%	(0.45)%	0.66%	0.16%	0.13%
Portfolio turnover rate	56%	67%	79%	128%	120%	82%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Amount represents less than $0.005 per share.
[5]
The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

[6]	Does not include expenses of investment companies in which the Fund invests.
[7]	Effective June 11, 2021 the Stadion Tactical Growth Fund Class I converted to the North Square Tactical Growth Fund Class I. See Note 1

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[5]	2021	2020	2019	2018
Net asset value, beginning of period	$16.05	$16.00	$12.41	$13.52	$13.26	$12.58
Income from Investment Operations:
Net investment income (loss)[1,2]	—	(0.11)	(0.10)	0.07	0.03	(0.03)
Net realized and unrealized gain (loss)	0.01	0.16	3.69	(1.12)	0.23	1.01
Total from investment operations	0.01	0.05	3.59	(1.05)	0.26	0.98
Less Distributions:
From net investment income	—	—	—	(0.06)	—	(0.02)
From net realized gain	—	—	—	—	—	(0.28)
Total distributions	—	—	—	(0.06)	—	(0.30)
Net asset value, end of period	$16.06	$16.05	$16.00	$12.41	$13.52	$13.26
Total return[3]	0.08%	0.30%	28.93%	(7.85)%	1.96%	7.77%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,812	$23,392	$21,542	$18,526	$24,231	$47,888
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[4]	1.92%	1.86%	1.87%	1.85%	1.84%	1.85%
After fees waived and expenses absorbed[4]	1.92%	1.86%	1.87%	1.85%	1.84%	1.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.03)%	(0.65)%	(0.71)%	0.47%	0.26%	(0.23)%
After fees waived and expenses absorbed[2]	(0.03)%	(0.65)%	(0.71)%	0.47%	0.26%	(0.23)%
Portfolio turnover rate	292%	289%	350%	522%	396%	335%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Does not include expenses of investment companies in which the Fund invests.
[5]	Effective June 11, 2021 the Stadion Tactical Defensive Fund Class A converted to the North Square Tactical Defensive Fund Class A. See Note 1.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[6]	2021	2020	2019	2018
Net asset value, beginning of period	$14.52	$14.59	$11.40	$12.51	$12.36	$11.81
Income from Investment Operations:
Net investment loss[1,2]	(0.06)	(0.21)	(0.19)	(0.03)[4]	(0.08)[4]	(0.12)
Net realized and unrealized gain (loss)	0.01	0.14	3.38	(1.03)	0.23	0.95
Total from investment operations	(0.05)	(0.07)	3.19	(1.06)	0.15	0.83
Less Distributions:
From net investment income	—	—	—	(0.05)	—	(0.28)
From net realized gain	—	—	—	—	—	—
Total distributions	—	—	—	(0.05)	—	(0.28)
Net asset value, end of period	$14.47	$14.52	$14.59	$11.40	$12.51	$12.36
Total return[3]	(0.31)%	(0.49)%	27.98%	(8.54)%	1.21%	6.97%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,791	$7,265	$11,711	$13,586	$19,151	$23,178
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.69%	2.62%	2.62%	2.61%	2.59%	2.59%
After fees waived and expenses absorbed[5]	2.69%	2.62%	2.62%	2.61%	2.59%	2.59%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed[2]	(0.81)%	(1.37)%	(1.42)%	(0.24)%	(0.64)%	(0.97)%
After fees waived and expenses absorbed[2]	(0.81)%	(1.37)%	(1.42)%	(0.24)%	(0.64)%	(0.97)%
Portfolio turnover rate	292%	289%	350%	522%	396%	335%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.

[5]	Does not include expenses of investment companies in which the Fund invests.
[6]	Effective June 11, 2021 the Stadion Tactical Defensive Fund Class C converted to the North Square Tactical Defensive Fund Class C. See Note 1.

See accompanying Notes to Financial Statements.

North Square Tactical Defensive Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[6]	2021	2020	2019	2018
Net asset value, beginning of period	$16.47	$16.39	$12.69	$13.79	$13.50	$12.78
Income from Investment Operations:
Net investment income (loss)[1,2]	0.01	(0.07)	(0.07)	0.09	0.03	(0.00)[4]
Net realized and unrealized gain (loss)	0.02	0.15	3.77	(1.13)	0.26	1.03
Total from investment operations	0.03	0.08	3.70	(1.04)	0.29	1.03
Less Distributions:
From net investment income	—	—	—	(0.06)	—	(0.03)
From net realized gain	—	—	—	—	—	(0.28)
Total distributions	—	—	—	(0.06)	—	(0.31)
Net asset value, end of period	$16.50	$16.47	$16.39	$12.69	$13.79	$13.50
Total return3	0.19%	0.46%	29.16%	(7.61)%	2.15%	8.03%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,984	$42,354	$44,999	$46,311	$54,684	$28,953
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.71%	1.66%	1.68%	1.66%	1.64%	1.62%
After fees waived and expenses absorbed[5]	1.70%	1.66%	1.68%	1.66%	1.64%	1.62%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	0.17%	(0.44)%	(0.50)%	0.65%	0.21%	(0.01)%
After fees waived and expenses absorbed[2]	0.18%	(0.44)%	(0.50)%	0.65%	0.21%	(0.01)%
Portfolio turnover rate	292%	289%	350%	522%	396%	335%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Amount represents less than $0.005 per share.
[5]	Does not include expenses of investment companies in which the Fund invests.
[6]	Effective June 11, 2021 the Stadion Tactical Defensive Fund Class I converted to the North Square Tactical Defensive Fund Class I. See Note 1.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[6]	2021	2020	2019	2018
Net asset value, beginning of period	$10.99	$11.67	$10.72	$10.37	$10.94	$11.17
Income from Investment Operations:
Net investment income[1,2]	0.04	0.02	0.06	0.13	0.17	0.11
Net realized and unrealized gain (loss)	(0.45)	(0.68)	0.98	0.39	(0.62)	(0.22)
Total from investment operations	(0.41)	(0.66)	1.04	0.52	(0.45)	(0.11)
Less Distributions:
From net investment income	—	(0.02)	(0.08)	(0.17)	(0.12)	(0.12)
From net realized gain	—	—	(0.01)	—	—	—
Total distributions	—	(0.02)	(0.09)	(0.17)	(0.12)	(0.12)
Net asset value, end of period	$10.58	$10.99	$11.67	$10.72	$10.37	$10.94
Total return[3]	(3.73)%	(5.69)%	9.74%	5.04%	(4.13)%	(1.02)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,717	$2,224	$2,708	$2,659	$4,733	$23,289
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	2.04%	1.87%	1.97%	1.89%	1.94%	1.84%
After fees waived and expenses absorbed[5]	1.63%	1.63%	1.63%	1.63%	1.63%	1.72%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	0.43%	(0.06)%	0.22%	0.95%	1.27%	0.90%
After fees waived and expenses absorbed[2]	0.84%	(0.18)%	0.56%	1.21%	1.58%	1.02%
Portfolio turnover rate	4%	16%	11%	21%	5%	55%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

[5]	Does not include expenses of investment companies in which the Fund invests.
[6]	Effective June 11, 2021 the Stadion Trilogy Alternative Return Fund Class A converted to the North Square Trilogy Alternative Return Fund Class A. See Note 1.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[7]	2021	2020	2019	2018
Net asset value, beginning of period	$10.65	$11.38	$10.47	$10.14	$10.73	$10.95
Income from Investment Operations:
Net investment income (loss)[1,2]	—	(0.06)	(0.02)	0.04	0.07	0.03
Net realized and unrealized gain (loss)	(0.44)	(0.67)	0.96	0.40	(0.59)	(0.22)
Total from investment operations	(0.44)	(0.73)	0.94	0.44	(0.52)	(0.19)
Less Distributions:
From net investment income	—	—	(0.03)	(0.11)	(0.07)	(0.03)
From net realized gain	—	—	(0.00)[3]	—	—	—
Total distributions	—	—	(0.03)	(0.11)	(0.07)	(0.03)
Net asset value, end of period	$10.21	$10.65	$11.38	$10.47	$10.14	$10.73
Total return[4]	(4.09)%	(6.41)%	8.97%	4.34%	(4.84)%	(1.75)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,962	$3,739	$4,789	$5,384	$7,460	$11,660
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[6]	2.82%	2.65%	2.73%	2.68%	2.63%	2.56%[5]
After fees waived and expenses absorbed[6]	2.38%	2.38%	2.38%	2.38%	2.38%	2.47%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed[2]	(0.35)%	(0.84)%	(0.52)%	0.13%	0.43%	0.17%
After fees waived and expenses absorbed[2]	0.09%	(0.57)%	(0.17)%	0.43%	0.68%	0.26%
Portfolio turnover rate	4%	16%	11%	21%	5%	55%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]	Amount represents less than $0.005 per share.
[4]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]
Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

[6]	Does not include expenses of investment companies in which the Fund invests.
[7]	Effective June 11, 2021 the Stadion Trilogy Alternative Return Fund Class C converted to the North Square Trilogy Alternative Return Fund Class C. See Note 1.

See accompanying Notes to Financial Statements.

North Square Trilogy Alternative Return Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the
	Six Months Ended	For the Year Ended May 31,
	November 30, 2022
	(Unaudited)	2022[6]	2021	2020	2019	2018
Net asset value, beginning of period	$11.05	$11.71	$10.76	$10.40	$10.97	$11.20
Income from Investment Operations:
Net investment income[1,2]	0.06	0.05	0.09	0.15	0.18	0.14
Net realized and unrealized gain (loss)	(0.47)	(0.68)	0.98	0.41	(0.60)	(0.22)
Total from investment operations	(0.41)	(0.63)	1.07	0.56	(0.42)	(0.08)
Less Distributions:
From net investment income	—	(0.03)	(0.11)	(0.20)	(0.15)	(0.15)
From net realized gain	—	—	(0.01)	—	—	—
Total distributions	—	(0.03)	(0.12)	(0.20)	(0.15)	(0.15)
Net asset value, end of period	$10.64	$11.05	$11.71	$10.76	$10.40	$10.97
Total return[3]	(3.63)%	(5.45)%	9.98%	5.39%	(3.90)%	(0.72)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,039	$35,788	$39,552	$42,622	$52,330	$67,545
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.82%	1.68%	1.79%	1.72%	1.65%	1.57%[4]
After fees waived and expenses absorbed[5]	1.38%	1.38%	1.38%	1.38%	1.38%	1.47%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed[2]	0.66%	0.13%	0.43%	1.09%	1.39%	1.15%
After fees waived and expenses absorbed[2]	1.10%	0.43%	0.84%	1.43%	1.66%	1.25%
Portfolio turnover rate	4%	16%	11%	21%	5%	55%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
[3]
Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]
Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

[5]	Does not include expenses of investment companies in which the Fund invests.
[6]	Effective June 11, 2021 the Stadion Trilogy Alternative Return Fund Class I converted to the North Square Trilogy Alternative Return Fund Class I. See Note 1.

See accompanying Notes to Financial Statements.

North Square Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2022 (Unaudited)

Note 1 – Organization

North Square Spectrum Alpha Fund (formerly, North Square Oak Ridge Small Cap Growth Fund) (“Spectrum Alpha” or “Spectrum Alpha Fund”), North Square Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), North Square Advisory Research Small Cap Growth Fund (formerly, North Square Oak Ridge All Cap Growth Fund) (“Small Cap Growth” or “Small Cap Growth Fund”), North Square Multi Strategy Fund (“Multi Strategy” or “Multi Strategy Fund”), North Square Preferred and Income Securities Fund (formerly, North Square Oak Ridge Dividend Growth Fund) (“Preferred and Income Securities” or “Preferred and Income Securities Fund”), North Square Tactical Growth Fund (“Tactical Growth” or “Tactical Growth Fund”), North Square Tactical Defensive Fund (“Tactical Defensive” or “Tactical Defensive Fund”) and North Square Trilogy Alternative Return Fund (“Trilogy Alternative Return” or “Trilogy Alternative Return Fund”) are organized as a series of North Square Investments Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Spectrum Alpha Fund, Dynamic Small Cap Fund, Small Cap Growth Fund, Multi Strategy Fund, Preferred and Income Securities Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund are diversified Funds.

The Spectrum Alpha Fund’s primary investment objective is to provide capital appreciation. Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to become a “fund of funds” that invests primarily in affiliated mutual funds. Prior to January 11, 2022, the Fund invested primarily in equity securities of small capitalization companies. Effective January 11, 2022, the Fund’s sub-adviser also changed. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Dynamic Small Cap Fund’s primary investment objective is long-term capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Dynamic Small Cap Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Small Cap Growth Fund’s primary investment objective is long-term growth of capital. Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to invest, under normal circumstances, primarily in equity securities of small capitalization companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Multi Strategy Fund’s primary investment objective is to provide capital appreciation. The Fund has adopted the historical performance of the Oak Ridge Multi Strategy Fund (the “Predecessor Fund”) as a result of a reorganization consummated after the close of business on May 10, 2019, in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Preferred and Income Securities Fund’s primary investment objective is to seek total return through current income and capital appreciation. Effective January 11, 2022, the Fund made certain changes to its investment objective and principal investment strategies, including the modification of the strategies to invest in a portfolio of preferred and debt securities issued by U.S. and non-U.S. companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Effective January 11, 2022, the Fund’s sub-adviser also changed. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Tactical Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Growth Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Tactical Defensive Fund’s primary investment objective is to seek capital appreciation. The Fund has adopted the historical performance of the Stadion Tactical Defensive Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

The Trilogy Alternative Return Fund’s primary investment objective is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.The Fund has adopted the historical performance of the Stadion Trilogy Alternative Return Fund (the “Predecessor Fund”), a former series of Stadion Investment Trust, as a result of a reorganization consummated after the close of business on June 11, 2021 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. Please see the Fund’s Prospectus for additional information on Predecessor Funds.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

Each conversion was accomplished by the following tax free reorganizations in which each shareholder of the Predecessor Funds received the same aggregated net asset value of their respective Successor Fund as noted below:

				Net Unrealized
	Total	Net	Net Asset	Appreciation
	Shares	Assets	Value/Share	(Depreciation)
Stadion Tactical Growth Fund				$173,770,153
Class A	6,410,929	$98,495,889	$15.36
Class C	7,384,538	$107,093,155	$14.50
Class I	25,418,887	$397,484,447	$15.64

Stadion Tactical Defensive Fund				$12,576,951
Class A	1,345,411	$21,823,219	$16.22
Class C	794,041	$11,739,144	$14.78
Class I	2,749,540	$45,670,322	$16.61

Stadion Trilogy Alternative Return Fund				$9,527,252
Class A	229,959	$2,694,917	$11.72
Class C	420,246	$4,797,827	$11.42
Class I	3,377,631	$39,717,420	$11.76

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Valuation of Investments
Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board receives a report on all securities that were fair valued by the Advisor during the quarter.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds are in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

Prior to the effectiveness of Rule 2a-5 on September 8, 2022, the Board of Trustees (“Board”) approved the delegation of valuation and pricing responsibility to the Administrator. The Board had also delegated to the Valuation Committee the responsibility for determining a security’s fair value under the circumstances that require a fair value determination. At each regular meeting of the Board there was presented to the Board, for its review, reports of each action taken by the Valuation Committee during the preceding quarter to value a security for which market quotations were not readily available, which reports may consist of, among other possible documentation, copies of minutes of meetings at which, or written consents by which, values were determined by the Valuation Committee. The Valuation Committee served through September 7, 2022. Effective September 8, 2022, the Board approved North Square Investments Trust Valuation Designees (the “Adviser Valuation Committee”), as the Funds’ valuation designee under Rule 2a-5.

(b)  Deposits with Broker
When trading derivative instruments, such as forward or futures contracts, the Funds are only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Funds to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Funds’ returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.

Upon entering into a futures contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), and to maintain the Funds’ open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the  exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

At November 30, 2022, the North Square Trilogy Alternative Return Fund had $111,711 cash and cash equivalents on deposit with Interactive Brokers, LLC for option contracts which are presented on the Fund’s Statement of Assets and Liabilities.

(c)  Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Funds, that are specific to individual share classes, are accrued directly to the respective share class.

(d)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2018-2020 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)  Distributions to Shareholders
The Preferred and Income Securities Fund will make distributions of net investment income monthly. The Spectrum Alpha Fund, Dynamic Small Cap Fund, Small Cap Growth Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f)  Line of Credit
U.S. Bank, N.A. has made available to the Funds an unsecured line of credit pursuant to a Loan Agreement for the Funds. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds may borrow up to the lesser of $50,000,000 or certain percentage amounts based on the net assets of the Funds, or 33.33% of unencumbered assets.

The interest rate paid by the Funds on outstanding borrowings is equal to the Prime Rate. As of November 30, 2022, the Prime Rate was 7.00%. During the period ended November 30, 2022, the Funds did not have any draws on the line of credit. None of the other Funds had borrowing under the credit facility during the period ended November 30, 2022. As of November 30, 2022 none of the Funds have any borrowings outstanding under the line of credit.

Note 3 – Reorganization Information

Effective upon the close of business on October 9, 2020, the outstanding Class C and Class K shares of the Small Cap Growth Fund and the Class C shares of the Multi Strategy Fund were converted into Class I shares of their respective funds, as applicable (the “Class Conversion”) pursuant to the Supplement to the Prospectus dated August 10, 2020. The Class Conversion was completed based on the share classes’ relative net asset values on the date of conversion, without the imposition of any sales charge or any other charge as detailed below:

	Shares	Net	NAV	Share
Small Cap Growth Fund	Outstanding	Assets	per Share	Conversion Ratio
Class C	3,147,304	$9,634,212	$3.0611	0.1852
Class K	105,492	$1,719,425	$16.2991	0.9862
Class I (before conversion)	2,729,370	$45,107,746	$16.5268
Class I (after conversion)	3,416,353	$56,461,383	$16.5268

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

	Shares	Net	NAV	Share
Multi Strategy Fund	Outstanding	Assets	per Share	Conversion Ratio
Class C	218,468	$3,433,793	$15.7176	0.7701
Class I (before conversion)	319,524	$6,521,801	$20.4110
Class I (after conversion)	487,756	$9,955,594	$20.4110

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with North Square Investments, LLC (the “Advisor” or “NSI”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. Fees paid to the Advisor for the period ended November 30, 2022 are reported on the Statements of Operations. The annual and tiered rates are listed by Fund in the below table:

Investment
Advisory Fees
Spectrum Alpha Fund	0.20%[2]
Dynamic Small Cap Fund	0.90%
Small Cap Growth Fund	0.70%[2]
Multi Strategy Fund	0.00%–0.50%[1]
Preferred and Income Securities Fund	0.75%[2]
Tactical Growth Fund[3]
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Tactical Defensive Fund[3]
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%
Trilogy Alternative Return Fund[3]
First $150 million	1.25%
$150 million up to $500 million	1.00%
Thereafter	0.85%

[1]
The annual advisory fee is calculated as follows: (i) 0.00% for Fund assets invested in other series of the Trust advised by the Advisor (“affiliated investments”) and (ii) 0.50% for Fund assets invested in non-affiliated investments. For the period ended November 30, 2022, the amount of advisory fees waived due to affiliated investments is reported under “Affiliated fund fee waived” on the Statements of Operations.

[2]
Prior to January 11, 2022, the investment advisory fees for the Spectrum Alpha Fund, Small Cap Growth Fund, and Preferred and Income Securities Fund were 0.85% for the first $1 billion and 0.80% thereafter, 0.70%, and 0.75%, respectively.

[3]
For the period June 1, 2021 through June 10, 2021, Stadion Money Management, LLC (the Predecessor Advisor) received $187,378, $29,622, and $17,737 in advisory fees for the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund, respectively. For the period June 11, 2021 through May 31, 2022 the Advisor received $5,869,863, $930,407, and $540,549 in advisory fees for the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund, respectively.

The Advisor engages NSI Retail Advisors, LLC (“NSI Retail”) to manage the Spectrum Alpha Fund, Multi Strategy Fund, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund as sub-advisor, Algert Global LLC (“Algert Global”) to manage the Dynamic Small Cap Fund as sub-advisor, Advisory Research, Inc. (“ARI”) to manage the Small Cap Growth Fund, and Red Cedar Investment Management, LLC (“Red Cedar”) to manage the Preferred and Income Securities Fund.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) are limited. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

		Total Limit on Annual Operating Expenses
		Class A	Class C	Class I
	Agreement Expires	Shares†	Shares†	Shares†
Spectrum Alpha Fund•	September 30, 2023	1.30%	—	1.05%
Dynamic Small Cap Fund	September 30, 2029	—	—	0.99%
Small Cap Growth Fund•	September 30, 2029	1.19%*	—	0.94%
Multi Strategy Fund	September 30, 2029	1.20%	—	1.17%
Preferred and Income Securities Fund•	September 30, 2029	—	—	0.97%
Tactical Growth Fund	January 19, 2023	1.30%°	1.30%°	1.30%°
Tactical Defensive Fund	January 19, 2023	1.70%°	1.70%°	1.70%°
Trilogy Alternative Return Fund	January 19, 2023	1.38%°	1.38%°	1.38%°

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
*	This class is currently not available for purchase.
°	Exclusive of payments under a Rule 12b-1 Distribution Plan.
•
Prior to January 11, 2022, the Spectrum Alpha Fund had expense caps of 1.39% and 1.14% for Class A and I shares, respectively, the Small Cap Growth Fund had expense caps of 1.20% and 0.95% for Class A and I shares, respectively, and the Preferred and Income Securities Fund had an expense cap of 1.00% for Class I.

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending thirty-six months after the date of the waiver or payment. The Multi Strategy Fund includes a maximum reimbursement of 0.20% per fiscal year. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. For the period ended November 30, 2022, the Spectrum Alpha Fund recouped $110,790 and $67,693 in Class A and Class I, respectively.

The Advisor may recapture all or a portion of this amount no later than the dates stated below:

		Spectrum Alpha Fund

		Class A	Class I	Total
May 31, 2023		$429,880	$201,778	$631,658
May 31, 2024		$312,918	$166,395	$479,313
May 31, 2025		$128,144	$93,376	$221,520
May 31, 2026		$—	$—	$—
		$870,942	$461,549	$1,332,491

				Preferred
		Dynamic		and Income
		Small	Small Cap	Securities
		Cap Fund	Growth Fund	Fund
May 31, 2023		$132,660	$63,625	$67,851
May 31, 2024		$98,584	$68,724	$60,057
May 31, 2025		$162,453	$57,980	$56,692
May 31, 2026		$113,091	$25,277	$31,265
		$506,788	$215,606	$215,865

	Tactical Growth Fund

	Class A	Class C	Class I	Total
May 31, 2025	$64,123	$70,169	$300,815	$435,107
May 31, 2026	$71,544	$62,175	$225,667	$359,386
	$135,667	$132,344	$526,482	$794,493

	Trilogy Alternative Return Fund

	Class A	Class C	Class I	Total
May 31, 2025	$5,635	$10,923	$108,017	$124,575
May 31, 2026	$3,895	$7,513	$64,412	$75,820
	$9,530	$18,436	$172,429	$200,395

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“GFS”) serves as the Funds’ fund accountant, transfer agent and administrator. U.S. Bank N.A., serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, transfer agency, fund administration and custody services for the year ended May 31, 2022 are reported on the Statements of Operations.

Prior to June 11, 2021, ALPS Fund Services, Inc. provided administrative, fund accounting and other services to the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund under the Administration, Bookkeeping and Pricing Services Agreement. For the period June 1, 2021 through June 10, 2021, ALPS Fund Services, Inc. received $10,392, $1,422, and $1,121 for providing these services for the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund, respectively. Prior to June 11, 2021, ALPS was transfer, dividend paying and shareholder servicing agent for the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund under Transfer Agency and Service Agreement. For the period June 1, 2021 through June 10, 2021, ALPS received the following amounts for providing these services:

	Tactical	Tactical	Trilogy Alternative
	Growth Fund	Defensive Fund	Return Fund
Transfer Agent Fees, Common	4,938	1,587	1,262
Transfer Agent Fees, Class A	536	223	14
Transfer Agent Fees, Class C	970	113	32
Transfer Agent Fees, Class I	5,942	1,396	1,154

Compass Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to June 11, 2021 ALPS Distributors, Inc. acted as the distributor of the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund.

ACA Group provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended May 31, 2022, are reported on the Statements of Operations. Prior to June 11, 2021 the Chief Compliance Officer to the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund was an employee of the Predecessor Advisor. For the period June 1, 2021 through June 10, 2021, the chief compliance officer fee was $2,720, $373, and $222 for the Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund, respectively.

Note 5 – Federal Income Taxes

At May 31, 2022, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

		Dynamic
	Spectrum	Small	Small Cap
	Alpha Fund	Cap Fund	Growth Fund
Cost of investments	$111,714,303	$85,541,737	$14,399,655
Gross unrealized appreciation	$—	$4,074,200	$786,693
Gross unrealized depreciation	(15,879,159)	(10,649,776)	(2,512,469)
Net unrealized appreciation on investments	$(15,879,159)	$(6,575,576)	$(1,725,776)

		Preferred
	Multi Strategy	and Income	Tactical
	Fund	Securities Fund	Growth Fund
Cost of investments	$47,710,899	$27,771,910	$425,944,841
Gross unrealized appreciation	$3,303,672	$181,577	$99,466,918
Gross unrealized depreciation	(2,895,851)	(2,289,291)	(2,804,060)
Net unrealized appreciation on investments	$407,821	$(2,107,714)	$96,662,858

	Tactical	Trilogy Alternative
	Defensive Fund	Return Fund
Cost of investments	$73,092,219	$35,341,301
Gross unrealized appreciation	$—	$12,591,679
Gross unrealized depreciation	—	(3,642,096)
Net unrealized appreciation on investments	$—	$8,949,583

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2022, permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Increase (Decrease)
		Total
		Distributable
	Paid In Capital	Earnings
Spectrum Alpha Fund	$4,673,778	$(4,673,778)
Dynamic Small Cap Fund	$—	$—
Advisory Research Small Cap Growth Fund	$1,590,964	$(1,590,964)
Multi Strategy Fund	$1,120,179	$(1,120,179)
Preferred and Income Securities Fund	$1,043,563	$(1,043,563)
Tactical Growth Fund	$88,509	$(88,509)
Tactical Defensive Fund	$(503,199)	$503,199
Trilogy Alternative Return Fund	$—	$—

As of May 31, 2022, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Spectrum	Dynamic	Advisory Research	Multi Strategy
	Alpha Fund	Small Cap Fund	Small Cap Fund	Fund
Undistributed ordinary income	$—	$—	$—	$4,507,952
Undistributed long-term gains	37,229,963	—	1,422,527	9,580,048
Accumulated earnings	$37,229,963	$—	$1,422,527	$14,088,000
Accumulated capital and other losses	$(530,058)	$(4,260,067)	$(46,953)	$—
Net unrealized appreciation on investments	(15,879,159)	(6,575,576)	(1,725,776)	407,821
Total accumulated earnings	$20,820,746	$(10,835,643)	$(350,202)	$14,495,821

	Preferred			Trilogy
	and Income	Tactical	Tactical	Alternative
	Securities Fund	Growth Fund	Defensive Fund	Return Fund
Undistributed ordinary income	$—	$—	$—	$38,150
Undistributed long-term gains	4,921,108	34,076,038	—	—
Accumulated earnings	$4,921,108	$34,076,038	$—	$38,150
Accumulated capital and other losses	$—	$(948,369)	$(9,745,860)	$(4,469,247)
Net unrealized appreciation on investments	(2,107,714)	96,662,858	—	8,949,583
Total accumulated earnings	$2,813,394	$129,790,527	$(9,745,860)	$4,518,486

The tax character of distributions paid during the period ended November 30, 2022 and fiscal year ended May 31, 2022 were as follows:

			Dynamic
	Spectrum Alpha Fund		Small Cap Fund		Small Cap Growth Fund
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2022	2022	2022	2022	2022	2022
Ordinary income	$—	$2,234,423	$—	$5,391,208	$—	$10,604
Net long-term capital gains	—	15,159,013	—	1,222,457	—	2,953,601
Total distributions paid	$—	$17,393,436	$—	$6,613,665	$—	$2,964,205

			Preferred and Income
	Multi Strategy Fund		Securities Fund		Tactical Defensive Fund
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2022	2022	2022	2022	2022	2022
Ordinary income	$—	$—	$821,562	$219,870	$—	$—
Net long-term capital gains	—	3,299,535	—	1,247,779	—	—
Total distributions paid	$—	$3,299,535	$821,562	$1,467,649	$—	$—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

			Trilogy Alternative
	Tactical Growth Fund		Return Fund
	November 30,	May 31,	November 30,	May 31,
Distributions paid from:	2022	2022	2022	2022
Ordinary income	$—	$19,279,397	$—	$102,714
Net long-term capital gains	—	8,625,075	—	—
Total distributions paid	$—	$27,904,472	$—	$102,714

As of May 31, 2022, the Tactical Defensive Fund and Trilogy Alternative Return Fund have $(9,284,980) and $(4,469,247) non-expiring short-term capital loss carryforwards, respectively.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. Future capital loss carryover utilization in any given year may be subject ot Internal Revenue Code limitations.

As of May 31, 2022, the Funds had the following qualified late-year ordinary losses and post-October losses which are deferred until fiscal year 2023 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. Capital losses incurred after October 31 within that taxable year are deemed to arise on the first day of the Fund’s next taxable year.

	Late Year Losses	Post October Losses
Spectrum Alpha Fund	$(530,058)	$—
Dynamic Small Cap Fund	$—	$(4,260,067)
Advisory Research Small Cap Growth Fund	$(46,953)	$—
Multi Strategy Fund	$—	$—
Preferred and Income Securities Fund	$—	$—
Tactical Growth Fund	$(948,369)	$—
Tactical Defensive Fund	$(460,880)	$—
Trilogy Alternative Return Fund	$—	$—

Note 6 – Investment Transactions

For the period ended November 30, 2022, purchases and sales of investments were as follows:

	Purchases	Sales
Spectrum Alpha Fund	$203,242	$11,125,000
Dynamic Small Cap Fund	$59,064,187	$66,160,696
Advisory Research Small Cap Growth Fund	$10,996,244	$12,351,242
Multi Strategy Fund	$1,093,985	$3,623,244
Preferred and Income Securities Fund	$53,400,444	$37,142,387
Tactical Growth Fund	$160,141,659	$185,835,764
Tactical Defensive Fund	$88,261,806	$52,505,894
Trilogy Alternative Return Fund	$1,501,487	$12,071,408

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period ended November 30, 2022, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

For the period ended November 30, 2022, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

For the period June 1, 2021 through June 11, 2021, Tactical Growth Fund, Tactical Defensive Fund, and Trilogy Alternative Return Fund incurred distribution fees in the following amounts:

	Tactical	Tactical	Trilogy Alternative
	Growth Fund	Defensive Fund	Return Fund
Distribution Fees – Class A	7,373	1,634	203
Distribution Fees – Class I	24,119	2,640	1,083

In May of 2021, the Funds’ distributor, Compass Distributors, LLC, returned unused 12b-1 fees from closed share classes. The Preferred and Income Securities Fund (formerly, Dividend Growth Fund) Class A shares closed in May of 2020, the Spectrum Alpha Fund (formerly, Small Cap Growth Fund) Class C shares closed in October of 2020, and the Multi Strategy Fund Class C shares closed in October of 2020. All shareholders of these closed classes were converted into the Class I shares of each respective Fund. The amounts in the table below were returned to the respective Funds during the fiscal year ended May 31, 2021.

Fees Returned
Preferred and Income Securities Fund (formerly, Dividend Growth Fund)	$1,007
Spectrum Alpha Fund (formerly, Small Cap Growth Fund)	79,654
Multi Strategy Fund	20,501

The return of 12b-1 fees by the Distributor is non-recurring and is included in the ratios appearing in the financial highlights of this report. Had the Funds not received the returned 12b-1 fees, the ratios of net expenses to average net assets and net investment income/(loss) to average net assets would have been:

			Ratio of Net	Ratio of Net
	Ratio of	Ratio of	Investment	Investment
	Expenses to Average	Expenses to average	Income/(Loss) to	Income/(Loss) to
	Net Assets Before	Net Assets After	Average Net Assets	Average Net Assets
	Fees Waived and	Fees Waived and	Before Fees Waived and	After Fees Waived and
	Expenses Absorbed	Expenses Absorbed	Expenses Absorbed	Expenses Absorbed
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2021	May 31, 2021	May 31, 2021	May 31, 2021
Preferred and Income
Securities Fund (formerly,
Dividend Growth Fund) Class I	1.44%	1.01%	0.59%	1.02%
Spectrum Alpha Fund (formerly,
Small Cap Growth Fund) Class I	1.51%	1.23%	(1.31)%	(1.02)%
Multi Strategy Fund Class I	0.66%	0.66%	0.05%	0.05%

Except for the Fund classes listed below, total return would have been the same for the year ended May 31, 2021, if the Funds had not received the returned 12b-1 fee amounts reported above.  Had the Funds not received the 12b-1 fee amounts the total return would have been:

Year Ended May 31, 2021
Spectrum Alpha Fund (formerly, Small Cap Growth Fund) Class I	43.73%
Multi Strategy Fund Class I	39.80%

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2022, in valuing the Funds’ assets carried at fair value:

Spectrum Alpha Fund	Level 1	Level 2*	Level 3**	Total
Investments
ETF	$224,048	$—	$—	$224,048
Mutual Funds	85,221,573	—	—	85,221,573
Short-Term Investment	2,151,902	—	—	2,151,902
Total Investments	$87,597,523	$—	$—	$87,597,523

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$68,875,510	$—	$—	$68,875,510
REITs	4,311,902	—	—	4,311,902
Short-Term Investment	354,567	—	—	354,567
Total Investments	$73,541,979	$—	$—	$73,541,979

Advisory Research Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$11,020,625	$—	$—	$11,020,625
Short-Term Investment	99,130	—	—	99,130
Total Investments	$11,119,755	$—	$—	$11,119,755

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$17,788,696	$—	$—	$17,788,696
Mutual Funds	27,163,351	—	—	27,163,351
Short-Term Investment	1,875,742	—	—	1,875,742
Total	$46,827,789	$—	$—	$46,827,789

Preferred and Income Securities Fund	Level 1	Level 2	Level 3**	Total
Investments
Preferred Stocks[1]	$454,542	$—	$—	$454,542
Corporate Bonds[1]	—	41,865,435	—	41,865,435
Short-Term Investment	269,465	—	—	269,465
Total Investments	$724,007	$41,865,435	$—	$42,589,442

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

Tactical Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$326,000,618	$—	$—	$326,000,618
Short-Term Investment	166,769,802	—	—	166,769,802
Total	$492,770,420	$—	$—	$492,770,420

Tactical Defensive Fund	Level 1	Level 2*	Level 3**	Total
Investments
ETFs	$35,778,498	$—	$—	$35,778,498
Short-Term Investment	33,731,531	—	—	33,731,531
Total Investments	$69,510,029	$—	$—	$69,510,029

Trilogy Alternative Return Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$10,838,610	$—	$—	$10,838,610
ETFs	15,924,221	—	—	15,924,221
Purchased Options	—	4,391,800	—	4,391,800
Short-Term Investment	429,566	—	—	429,566
Total Investments	$27,192,397	$4,391,800	$—	$31,584,197
Written Options	$—	$1,911,275	$—	$1,911,275

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Note 11 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Spectrum Alpha Fund

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions
North Square Advisory
Research Small Cap
Growth Fund – Class I*	$10,600,059	$—	$(1,075,000)	$(372,776)	$113,650	$9,265,933	$—	$—

North Square Advisory
Research Small Cap
Value Fund – Class I*	17,370,495	—	(1,075,000)	(139,425)	120,274	16,276,344	—	—

North Square Dynamic
Small Cap Fund – Class I	67,197,530	—	(8,975,000)	(1,630,364)	3,087,130	59,679,296	—	—
	$95,168,084	$—	$(11,125,000)	$(2,142,565)	$3,321,053	$85,221,573	$—	$—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period
North Square Advisory
Research Small Cap
Growth Fund – Class I*	836,475	—	(83,845)	752,630

North Square Advisory
Research Small Cap
Value Fund – Class I*	1,630,496	—	(104,136)	1,526,360

North Square Dynamic
Small Cap Fund – Class I	6,060,602	—	(827,045)	5,233,557

*
Effective January 11th, 2022, the North Square Oak Ridge Small Cap Growth Fund, North Square Oak Ridge All Cap Growth Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Advisory Research All Cap Value Fund changed names to the North Square Spectrum Alpha Fund, North Square Advisory Research Small Cap Growth Fund, North Square Preferred and Income Securities Fund, and North Square Advisory Research Small Cap Value Fund, respectively.

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a North Square Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2022 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Multi Strategy Fund

					Change in
	Value,			Net	Unrealized	Value,		Capital
	Beginning		Sales	Realized	Appreciation	End	Dividend	Gain
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Income	Distributions
North Square Advisory
Research Small Cap
Growth Fund – Class I*	$2,046,023	$—	$(250,000)	$24,117	$(80,684)	$1,739,455	$—	$—

North Square Advisory
Research Small Cap
Value Fund – Class I*	2,559,638	—	—	—	2,402	2,562,040	—	—

North Square Altrinsic
International Equity
Fund – Class I	3,775,913	—	—	—	(55,708)	3,720,205	—	—

North Square Dynamic
Small Cap Fund – Class I	8,739,379	—	—	—	248,760	8,988,139	—	—

North Square McKee
Bond Fund – Class R6**	1,389,777	235,632	(145,000)	(12,554)	(35,031)	1,432,824	15,632	—

North Square Preferred
and Income Securities
Fund – Class I*	9,021,722	176,586	(950,000)	240,061	(551,633)	7,936,736	176,586	—

North Square Strategic
Income Fund – Class I	1,076,918	14,617	(275,000)	2,046	(34,628)	783,952	14,617	—
	$28,609,370	$426,835	$(1,620,000)	$253,670	$(506,522)	$27,163,351	$206,835	$—

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

	Shares,			Shares,
	Beginning			End
	of Period	Purchases	Sales	of Period
North Square Advisory
Research Small Cap
Growth Fund – Class I*	161,456	—	(20,168)	141,288

North Square Advisory
Research Small Cap
Value Fund – Class I*	240,263	—	—	240,263

North Square Altrinsic
International Equity
Fund – Class I	379,744	—	—	379,744

North Square Dynamic
Small Cap Fund – Class I	788,212	—	—	788,212

North Square McKee
Bond Fund – Class R6**	152,154	27,736	(15,809)	164,081

North Square Preferred
and Income Securities
Fund – Class I*	430,479	8,765	(46,400)	392,844

North Square Strategic
Income Fund – Class I	117,681	1,652	(30,218)	89,115
				2,195,547

*
Effective January 11th, 2022, the North Square Oak Ridge Small Cap Growth Fund, North Square Oak Ridge All Cap Growth Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Advisory Research All Cap Value Fund changed names to the North Square Spectrum Alpha Fund, North Square Advisory Research Small Cap Growth Fund, North Square Preferred and Income Securities Fund, and North Square Advisory Research Small Cap Value Fund, respectively.

**	Effective December 1, 2021, North Square McKee Bond Fund Class I and Class Y were reclassified to Class R6 and Class I, respectively.

Note 12 – Derivative and Other Financial Instruments

At November 30, 2022, the North Square Trilogy Alternative Return Fund held derivative and other financial instruments which are not subject to a master netting arrangement.

The following table presents the fair value of derivative instruments for the North Square Trilogy Alternative Return Fund as of November 30, 2022 as presented on the Fund’s Statement of Assets and Liabilities:

		Fair Value
Derivatives Not Accounted for	Statement of Assets
as Hedging Instruments	and Liabilities Location	Assets	Liabilities
North Square Trilogy Alternative Return Fund
Option Contracts
Equity Contracts (Purchased Options)	Investments, at value	$4,391,800	$—
Equity Contracts (Written Options)	Written options contracts, at value	—	1,911,275
Total Option Contracts		$4,391,800	$1,911,275

The following table presents the results of the derivative trading and information related to volume for the period ended November 30, 2022 for the North Square Trilogy Alternative Return Fund. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund’s Statement of Operations.

	Gain (Loss) from Trading
		Net Change
Fund and Type of Derivative Instrument	Net Realized	in Unrealized
North Square Trilogy Alternative Return Fund
Option Contracts
Equity Contracts (Purchased Options)	$1,226,687	$2,777,113
Equity Contracts (Written Options)	(161,046)	1,923,170
Total Option Contracts	$1,065,641	$4,700,283

North Square Funds
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2022 (Unaudited)

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts held in the Trilogy Alternative Return Fund during the period ended November 30, 2022 were:

	Average Notional
	Long	Short
Options contracts	$3,555,752	$(1,686,444)

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Note 13 – Underlying Investment in Other Investment Companies

As of November 30, 2022, the Tactical Growth Fund and Tactical Defensive Fund currently invest 33.8% and 48.5%, respectively, of its net assets in First American Treasury Obligations Fund – Class X. The Tactical Growth investment and Tactical Defensive investment in First American Treasury Obligations Fund – Class X represent approximately 1.59% and 0.32%, respectively, of First American Treasury Obligations Fund – Class X net assets, which was approximately $10,497,347,097 at November 30, 2022. If the Advisor determines that it is in the best interest of the Funds and their shareholders, it may redeem its investment.

The performance of the Funds may be directly affected by the performance of the First American Treasury Obligations Fund – Class X. The investment strategy of First American Treasury Obligations Fund – Class X: invest exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The net expense ratio per the November 15, 2022 Prospectus of the First American Treasury Obligations Fund – Class X was 0.14%. The financial statements of the First American Treasury Obligations Fund – Class X can be found at the First American website www.firstamericanfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Note 14 – Accounting Regulations

Rule 18f-4

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds have been required to comply with Rule 18f-4 since August 19, 2022.

Rule 12d1-4

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2022.

London Interbank Offered Rate (“LIBOR”)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Topic 820

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information
Additional information about the Trustees is included in each Fund’s Statement of Additional Information which is available, without charge, upon request by calling (855) 551-5521 or on the Funds’ website at www.northsquareinvest.com. The Trustees and officers of each Fund and their principal occupations during the past five years are as follows:

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Independent Trustees
David B. Boon	Trustee	08/2018 to present	Chief Financial Officer and Managing	12	None
(1960)			Director, Eagle Capital Management, LLC
(since 2018); Chief Financial Officer and
Partner, Cedar Capital, LLC (2013 – 2018).
Donald J. Herrema	Chairman of the	08/2018 to present	Vice Chair and Chief Investment Officer,	12	Chairman and Director
(1952)	Board and Trustee		Independent Life Insurance Company		Emeritus, TD Funds
			(since 2018); Financial Services Executive,		USA (2009 – 2019)
			Advisor and Founder of BlackSterling		Director, Abel Noser
			Partners, LLC (private investments and		Holdings, LLC (since
			advisory firm) (since 2004).		2016); Member, USC
Marshall Business School
Board (since 2010);
Chairman and Trustee
Emeritus (since 2014),
Director, FEG Investment
Advisors (since 2017);
Director, Independent
Life Insurance Company
(since 2018).
Catherine A. Zaharis	Trustee	08/2018 to present	Professor of Practice (since 2019), Director,	12	None
(1960)			Professional/Employer Development,
Finance Department (2015 – 2019), and
Adjunct Lecturer (2010 – 2019), University
of Iowa, Tippie College of Business.
Interested Trustees[d]
Mark D. Goodwin	Trustee and	08/2018 to present	Chief Executive Officer, North Square	12	None
(1964)	President		Investments LLC (since July 2018); President
and Chief Operating Officer (2015 – July 2018)
Oak Ridge Investments, LLC.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Number of
Portfolios
				in Fund	Other Directorship/
Name, Address[a],				Complex	Trusteeship
Year of Birth and		Term of Office		Overseen	Positions held by
Position(s) with	Position with	and Length of	Principal Occupations During	by	Trustee During
the Trust	the Trust	Time Served[b]	the Past Five Years or Longer	Trustee[c]	the Past 5 Years
Officers of the Trust:
Alan E. Molotsky	Treasurer	08/2018 to present	Chief Financial Officer, Chief Compliance Officer	N/A	N/A
(1956)	and		(July 2018 – March 2021), General Counsel and
	Secretary		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Financial Officer, Chief Compliance Officer,
General Counsel and Executive Vice President,
Oak Ridge Investments LLC (2004 – July 2018).
David J. Gaspar	Vice	08/2018 to present	Chief Operations and Information Officer and	N/A	N/A
(1954)	President		Senior Managing Director, North Square
Investments, LLC (since July 2018); Chief
Operations Officer, Chief Information Officer,
Chief Information Security Officer and Executive
Vice President, Oak Ridge Investments, LLC
(2000 – July 2018).
Douglas N. Tyre	Chief	09/2018 to present	Senior Principal Consultant, ACA Group	N/A	N/A
(1980)	Compliance		(since May 2022); Compliance Director,
	Officer		Foreside Group, (April 2022 – May 2022);
Compliance Director, Cipperman Compliance
Services, LLC (July 2019 – April 2022);
Assistant Compliance Director, Cipperman
Compliance Services, LLC (January 2018 –
July 2019); Manager, Cipperman Compliance
Services, LLC (April 2014 – January 2018).

a.	The business address of each Trustee and officer is c/o North Square Investments, LLC, 200 West Madison Street, Suite 2610, Chicago, Illinois 60606.
b.	Trustees and officers serve until their successors are duly elected and qualified.
c.
The term “Fund Complex” applies to the nine portfolios that currently comprise the Trust, which consists of the five Funds, the North Square Advisory Research Small Cap Value Fund, and the North Square Strategic Income Fund, the North Square Altrinsic International Equity Fund, and the North Square McKee Bond Fund.

d.	Mr. Goodwin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the Adviser.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Board Consideration of the Continuation of the Investment Advisory Agreement and Sub-Advisory Agreements and Related Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the fund’s investment advisory and sub-advisory agreements. At a meeting held on June 22-23, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of North Square Investments Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) between North Square Investments, LLC (the “Adviser”) and the Trust, on behalf of the North Square Spectrum Alpha Fund, the North Square Advisory Research Small Cap Growth Fund, the North Square Preferred and Income Securities Fund, the North Square Multi Strategy Fund, and the North Square Dynamic Small Cap Fund (each, a “Fund” and collectively, the “Funds”); and (ii) the investment sub-advisory agreement between the Adviser and Algert Global, LLC (“Algert”, the “Sub-Adviser”) with respect to the North Square Dynamic Small Cap Fund.  The Adviser and the Sub-Adviser are collectively referred to as the “Advisers.” The investment sub-advisory agreement with the Sub-Adviser is referred to as the “Sub-Advisory Agreement,” and the Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

In connection with its consideration of the Agreements proposed for continuation, the Board requested and reviewed responses from the Advisers to the Section 15(c) requests posed to the Advisers on behalf of the Independent Trustees by Independent Trustee Counsel and supporting materials relating to those questions and responses, as well as other information and data provided. In this connection, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Advisory Agreement, the Sub-Advisory Agreement, memoranda provided by both Fund Counsel and Independent Trustee Counsel summarizing the requirements and guidelines relevant to the Board’s consideration of the approvals of such Agreements, to each Advisers’ Forms ADV Part 1A, brochures and brochure supplements, profitability information, comparative information about the Funds’ performance for periods ended March 31 2022, advisory fees and expense ratios, and other pertinent information. In addition, the Board considered such additional information as it deemed reasonably necessary, including information and data provided by the Adviser during the course of the year, to evaluate the Agreements, as applicable, with respect to each Fund.  The Board discussed the Advisers’ 15(c) responses and discussed various questions and information with representatives of the Advisers at the Meeting.  The Board also considered the materials and presentations by Trust officers and representatives of the Advisers and Sub-Adviser provided at the Meeting concerning the Agreements. The Board, as noted above, also took into account information reviewed periodically throughout the year that was relevant to its consideration of the Agreements, including performance, advisory fee and other expense information and discussions with the Funds’ portfolio managers, as well as such additional information it deemed relevant and appropriate in its judgement.  Based on its evaluation of this information, the Board, including the Independent Trustees, unanimously approved the continuation or approval, as applicable, of the Agreements for the Funds for an additional one-year period.

In determining whether to approve the continuation or approval, as applicable, of the Agreements, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. As noted, the Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by Fund Counsel and Independent Trustee Counsel who, as noted above, each provided a legal memorandum to the Board detailing the duties and responsibilities of the Board in connection with the various actions and approvals required in connection with the renewal of the Agreements.  A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its renewal of the Agreements is provided below.

Nature, Extent and Quality of Services

The Board considered information regarding the nature, extent and quality of services being provided to the Funds by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services being provided by the Advisers. The Board noted the non-investment advisory services being provided by the Adviser, including the supervision and coordination of the Funds’ service providers and the provision of related administrative and other services. The Board also considered each Adviser’s reputation, organizational structure, resources and overall financial strength (including economic and other support provided by affiliates of the Adviser), its willingness and commitment to consider and implement organizational and operational changes designed to enhance services to the Funds.

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

In addition, the Board considered the Advisers’ professional personnel who provide or will provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. In addition, the Board considered the compliance programs and compliance records of the Advisers. In this regard, the Board was provided with and reviewed each summary of Adviser’s compliance policies and procedures. The Board noted the Advisers’ support of the Funds’ compliance control structure, including the resources that are devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the efforts of the Advisers to address cybersecurity risks and invest in business continuity planning, including the steps taken by the Adviser to address the challenges created by the Covid-19 pandemic.

With respect to the Adviser, the Board considered the Funds’ ongoing and proposed operation in a “manager-of-managers” structure and reviewed the responsibilities that the Adviser has under this structure, including, but not limited to, monitoring and evaluating the performance of the Sub-Adviser, monitoring the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds, and supervising the Sub-Adviser with respect to the services that the Sub-Adviser currently provide under the Sub-Advisory Agreement. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser. The Board also considered the process used by the Adviser, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Advisory Agreement.  The Board also considered the financial support provided by affiliates of the Adviser that enabled the Adviser to expand the NSI Funds Complex, including through the adoption of the Stadion Funds.

With respect to the Sub-Adviser, which provide day-to-day portfolio advisory services for the Funds, subject to oversight by the Adviser, the Board considered, among other things, the quality of each Sub-Adviser’s investment personnel, its investment philosophies and processes, its investment research capabilities and resources, its performance record, its experience, its trade execution capabilities and its approach to managing risk. The Board also considered the experience of each Fund’s portfolio managers the number of accounts managed by the portfolio managers, and each Sub-Adviser’s approach for compensating the portfolio managers. Moreover, the Board considered that the Adviser has the oversight responsibility for conflicts of interest relating to the Funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services being provided or to be provided by the Adviser and the Sub-Adviser, taken as a whole, remain appropriate and consistent with the terms of the Advisory Agreement and the Sub-Advisory Agreement, as applicable. In addition, the Board concluded that each Fund was likely to continue to benefit from services being provided or to be provided under each of the Agreements.

Fund Performance

The Board reviewed the performance of each Fund for the different time periods presented in the materials. The Board considered various data and materials provided to the Board by the Advisers concerning Fund performance, as well as comparative fee information provided by the Administrator based on data produced by Morningstar Inc., an independent provider of investment company data (“Morningstar”), comparing the investment performance of each Fund to its respective benchmark index, and to a universe of peer funds.

The Board received information at the Meeting, and throughout the year, concerning, and discussed factors contributing to, the performance of the Funds relative to their respective benchmarks and universes for the relevant periods. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, including with respect to investment decisions and market and other factors that affected the Fund’s investment performance.

Based on these considerations, the Board concluded that it was satisfied that the Adviser and the Sub-Adviser continue to have the capability of providing satisfactory investment performance for the Funds, as applicable.

Advisory Fees and Expenses

The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board also reviewed and considered the sub-advisory fee rates being paid by the Adviser to each Sub-Adviser for sub-advisory services.

The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of each Fund’s fees and total expense ratio.

The Board also received and considered information about the portion of the advisory fee that is being retained by the Adviser after payment of the fee to each Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities that are retained and risks that are assumed by Adviser and not

North Square Funds
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

delegated to or assumed by the Sub-Adviser, and about the Adviser’s on-going oversight services. The Board also considered that the sub-advisory fees being paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s length basis. In the case of the Multi-Strategy Fund, McKee Bond Fund and Spectrum Alpha Fund, the Board noted that CS McKee and NSI Retail Advisors were affiliated Sub-Advisers.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Adviser and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including non-mutual fund clients, such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement were reasonable.

Profitability

The Board received and considered information concerning the Adviser’s costs of sponsoring the Funds and the profitability to the Adviser from providing services to the Funds. The Board noted that the levels of profitability may be affected by numerous factors. The Board also received information relating to the operations and profitability to each Sub-Adviser from providing services to the Funds. The Board considered representations from the Adviser and each Sub-Adviser that the Sub-Adviser’s fees were negotiated at arm’s length on a Fund-by-Fund basis and that the sub-advisory fees are paid by the Adviser and not the Funds. Accordingly, the Board concluded that the profitability of each Sub-Adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement. In addition, the Board took note that each of the Funds remains in a relatively early stage of development, and accordingly, NSI continues to have limited or no profitability from the Funds at this time.

Based on its review, the Board did not deem the profits reported by the Advisers from services being provided to the Funds to be at a level that would prevent it from approving the Agreements.

Economies of Scale

The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to each Fund as the Funds grew. The Board considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive advisory fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board observed that each of the Funds remains in a relatively early stage of development.

The Board concluded that, especially in light of the current stage of development of the Funds, the Adviser’s arrangements with respect to the Funds constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

“Fall-Out” Benefits

The Board received and considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in the Adviser’s business as a result of their relationships with the Fund. In addition, the Board considered the potential benefits, other than sub-advisory fees, that the Sub-Adviser and their affiliates may receive because of their relationships with the Funds, including the benefits of research services that may be available to the Sub-Adviser as a result of securities transactions effected for the Funds and other investment advisory clients, as well as other benefits from increases in assets under management.

Based on its consideration of the factors and information it deemed relevant, including those described above, the Board did not find that any ancillary benefits that may be received by the Advisers and their affiliates are unreasonable.

Conclusion

At the Meeting, after considering the above-described material factors and based on its deliberations and its evaluation of the information described above, and assisted by the advice of both Fund Counsel and Independent Trustee Counsel, the Board, including the Independent Trustees, concluded that the approval of the renewal and continuation of the Agreements was in the best interest of each Fund and its shareholders.

North Square Funds
EXPENSE EXAMPLES
For the Six Months Ended November 30, 2022 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2022 to November 30, 2022.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Spectrum Alpha Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class A	Actual Performance	$1,000.00	$1,011.10	$6.55
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58
Class I	Actual Performance	$1,000.00	$1,012.40	$5.30
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.80	$5.32

*
Expenses are equal to the Fund’s annualized expense ratios of 1.30%, and 1.05% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Dynamic Small Cap Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class I	Actual Performance	$1,000.00	$1,028.50	$5.03
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.10	$5.01

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2022 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Small Cap Growth Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class I	Actual Performance	$1,000.00	$ 971.50	$4.65
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.36	$4.76

*
Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Multi Strategy Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class A	Actual Performance	$1,000.00	$ 999.60	$4.44
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.63	$4.49
Class I	Actual Performance	$1,000.00	$1,000.80	$3.21
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.86	$3.24

*
Expenses are equal to the Fund’s annualized expense ratios of 0.89% and 0.64% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Preferred and Income Securities Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class I	Actual Performance	$1,000.00	$ 984.80	$4.83
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.21	$4.91

*
Expenses are equal to the Fund’s annualized expense ratio of 0.97%, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Tactical Defensive Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class A	Actual Performance	$1,000.00	$1,000.80	$ 9.63
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.44	$ 9.70
Class C	Actual Performance	$1,000.00	$ 996.90	$13.46
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.59	$13.56
Class I	Actual Performance	$1,000.00	$1,001.90	$ 8.53
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.55	$ 8.59

*
Expenses are equal to the Fund’s annualized expense ratios of 1.92%, 2.69% and 1.70% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

North Square Funds
EXPENSE EXAMPLES – Continued
For the Six Months Ended November 30, 2022 (Unaudited)

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Tactical Growth Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class A	Actual Performance	$1,000.00	$ 992.70	$ 7.74
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$ 7.84
Class C	Actual Performance	$1,000.00	$ 988.90	$11.47
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.54	$11.61
Class I	Actual Performance	$1,000.00	$ 993.90	$ 6.50
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$ 6.58

*
Expenses are equal to the Fund’s annualized expense ratios of 1.55%, 2.30% and 1.30% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

		Beginning	Ending	Expense Paid
		Account	Account	During
		Value	Value	Period*
Trilogy Alternative Return Fund		5/31/22	11/30/22	5/31/22-11/30/22
Class A	Actual Performance	$1,000.00	$ 962.70	$ 8.04
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.88	$ 8.26
Class C	Actual Performance	$1,000.00	$ 959.10	$11.70
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.12	$12.03
Class I	Actual Performance	$1,000.00	$ 963.70	$ 6.79
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$ 7.98

*
Expenses are equal to the Fund’s annualized expense ratios of 1.63%, 2.38% and 1.38% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.

(This Page Intentionally Left Blank.)

North Square Funds

Advisor
North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, Illinois 60606

Sub-Advisor	Sub-Advisor
Algert Global LLC	NSI Retail Advisors, LLC
101 California Street, Suite 4225	One Gateway Center, 8th Floor
San Francisco, California 94111	Pittsburgh, Pennsylvania 15222

Sub-Advisor	Sub-Advisor
Red Cedar Investment Management, LLC	Advisory Research Inc.
333 Bridge Street NW, Suite 601	180 North Stetson Avenue, Suite 5500
Grand Rapids, Michigan 49504	Chicago, Illinois 60601

 Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 300
Milwaukee, Wisconsin 53212

Fund Administrator, Transfer Agent and Fund Accountant
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Compass Distributors LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

Fund Name		Ticker	CUSIP
North Square Spectrum Alpha Fund	Class A	ORIGX	66263L304
North Square Spectrum Alpha Fund	Class I	ORIYX	66263L858
North Square Dynamic Small Cap Fund	Class I	ORSIX	66263L825
North Square Advisory Research Small Cap Growth Fund	Class I	ODGIX	66263L601
North Square Multi Strategy Fund	Class A	ORILX	66263L700
North Square Multi Strategy Fund	Class I	PORYX	66263L833
North Square Preferred and Income Securities Fund	Class I	ORDNX	66263L882
North Square Tactical Growth Fund	Class A	ETFAX	66263L734
North Square Tactical Growth Fund	Class C	ETFCX	66263L742
North Square Tactical Growth Fund	Class I	ETFOX	66263L726
North Square Tactical Defensive Fund	Class A	ETFRX	66263L718
North Square Tactical Defensive Fund	Class C	ETFZX	66263L692
North Square Tactical Defensive Fund	Class I	ETFWX	66263L684
North Square Trilogy Alternative Return Fund	Class A	STTGX	66263L650
North Square Trilogy Alternative Return Fund	Class C	STTCX	66263L668
North Square Trilogy Alternative Return Fund	Class I	STTIX	66263L676

Privacy Principles of the North Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the North Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330. The Funds’ Forms N-Q or Part F of Form N-PORT may also be obtained by calling toll-free (855) 551-5521 or by visiting the Funds’ website at www.northsquareinvest.com/fund-reports-holdings.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (855) 551-5521.

North Square Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201
1-855-551-5521

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Square Investments Trust

By:	/s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:	February 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Mark D. Goodwin
Mark D. Goodwin,
President

Date:	February 6, 2023

By:	/s/Alan E. Molotsky
Alan E. Molotsky,
Treasurer

Date:	February 6, 2023